                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9279

                           Van Kampen Equity Trust II
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
              (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31___

Date of reporting period: 2/28/07

Item 1. Report to Shareholders.

The Fund's semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Technology Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 28, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

PERFORMANCE SUMMARY as of 2/28/07

                                A SHARES               B SHARES               C SHARES
                              since 7/26/99          since 7/26/99          since 7/26/99
--------------------------------------------------------------------------------------------
                                        W/MAX                  W/MAX                  W/MAX
                                        5.75%                  5.00%                  1.00%
AVERAGE ANNUAL             W/O SALES    SALES     W/O SALES    SALES     W/O SALES    SALES
TOTAL RETURNS               CHARGES     CHARGE     CHARGES     CHARGE     CHARGES     CHARGE

Since Inception             -8.39%      -9.10%     -9.11%      -9.11%     -9.09%      -9.09%

5-year                       2.38        1.17       1.56        1.27       1.60        1.60

1-year                      -3.20       -8.70      -4.16       -8.95      -3.96       -4.92

6-month                      6.86        0.78       6.37        1.37       6.59        5.59
--------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Figures shown above assume reinvestment of all dividends and capital gains.

The NYSE Arca Tech 100 Index is a price-weighted index comprised of common stocks and ADRs of technology-related companies listed on U.S. exchanges. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2007

MARKET CONDITIONS

For the six-month period ended February 28, 2007, the technology sector produced solid returns despite significant volatility. The period began on a positive note as the technology sector rallied following the Federal Open Market Committee's (the "Fed") decision in August to leave the target federal funds rate at 5.25 percent, which remained in effect throughout the period. This pause in the Fed's monetary tightening policy, along with easing oil and gasoline prices and a relatively quiet hurricane season, boosted consumer spending in September. Strong retail technology sales during the back-to-school season stoked investor enthusiasm for the sector and fuelled investors' anticipation of robust spending during the holiday season. By November, however, investors' eagerness dwindled as concerns rose about the potential impact of the new Democratic majority in Congress. Adding to these worries were inconsistent retail sales in the fourth quarter, which culminated in lackluster holiday sales for several sectors, including technology. At the same time, investors were confronted with less positive economic news as second quarter gross domestic product (GDP) growth was revised even lower, and third quarter GDP fell short of expectations. By year-end, technology stocks declined amid eroding investor sentiment overall.

Technology stocks gained some ground in January due to better-than-expected pre-earnings announcements and earnings reports. The positive news renewed investors' interest in the sector and sparked another rally that continued into February. However, the recovery ended abruptly at the end of the month. A sell-off in the Chinese stock market on February 27 rippled across the global markets, including the U.S., re-igniting investors' risk aversion and causing technology stocks to retreat at the end of the reporting period.

PERFORMANCE ANALYSIS

The fund returned 6.86 percent for the six months ended February 28, 2007 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the NYSE Arca Tech 100 Index, returned 9.55 percent for the period.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2007

--------------------------------------------------------
                                      NYSE ARCA
      CLASS A   CLASS B   CLASS C   TECH 100 INDEX

       6.86%     6.37%     6.59%        9.55%
--------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The fund's overall underperformance during the period against the NYSE Arca Tech 100 Index was due to stock selection, although sector allocation decisions did help to partially mitigate negative returns. Among the sectors that contributed the least to performance was application software. In this sector, the fund's preference for larger, more established companies' diminished returns as these firms' contractual service business models produced uncertain revenues. Moreover, the fund's avoidance of smaller firms, which have been the focus of much of the industry's recent merger and acquisition activity, had a detrimental impact on performance. Within the systems software sector, stock selection and an overweight allocation also hindered returns. Stock selection in the communications equipment segment also negatively affected overall returns.

Despite these detractors to performance, there were several notable contributors to the fund. The internet software and services sector bolstered returns as internet information providers generated greater online advertising revenue over the period. An underweight allocation within the electronic equipment manufacturers also benefited overall performance. Finally, the fund's underweight allocation in the pharmaceutical segment helped returns as this industry experienced a significant amount of volatility both in the pre- and post-election period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP 10 HOLDINGS AS OF 2/28/07
QUALCOMM, Inc.                                                    3.7%
KLA-Tencor Corp.                                                  3.6
Google, Inc., Class A                                             3.4
Apple Computer, Inc.                                              3.3
Cisco Systems, Inc.                                               3.3
Lockheed Martin Corp.                                             3.1
Hewlett-Packard Co.                                               2.7
Genentech, Inc.                                                   2.7
Microsoft Corp.                                                   2.6
International Business Machines Corp.                             2.4

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/28/07
Communications Equipment                                         14.9%
Semiconductors                                                   11.1
Internet Software & Services                                      9.4
Computer Hardware                                                 9.3
Systems Software                                                  8.7
Biotechnology                                                     8.6
Semiconductor Equipment                                           7.1
Aerospace & Defense                                               6.9
Application Software                                              6.7
Data Processing & Outsourced Services                             3.9
Computer Storage & Peripherals                                    2.5
Health Care Supplies                                              2.3
Home Entertainment Software                                       1.7
Health Care Equipment                                             1.7
Life Sciences Tools & Services                                    1.6
IT Consulting & Other Services                                    1.5
Specialized Finance                                               1.2
Electronic Equipment Manufacturers                                1.1
                                                                -----
Total Investments                                               100.2
Liabilities in Excess of Other Assets                           (0.2)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/06 - 2/28/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/06           2/28/07       9/1/06-2/28/07
Class A
  Actual......................................    $1,000.00        $1,068.61          $12.21
  Hypothetical................................     1,000.00         1,012.99           11.88
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,063.74           16.12
  Hypothetical................................     1,000.00         1,009.19           15.69
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,065.93           16.14
  Hypothetical................................     1,000.00         1,009.19           15.69
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 2.38%, 3.15% and 3.15% for Class A, B and C Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) except for "Actual" information which reflects the period from Commencement of Operations through February 28, 2007.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
COMMON STOCKS  100.2%
AEROSPACE & DEFENSE  6.9%
Aerovironment, Inc. (a).....................................    41,400    $    880,578
Goodrich Corp. .............................................    70,000       3,433,500
Lockheed Martin Corp. ......................................    70,000       6,809,600
Raytheon Co. ...............................................    70,000       3,748,500
                                                                          ------------
                                                                            14,872,178
                                                                          ------------
APPLICATION SOFTWARE  6.7%
Adobe Systems, Inc. (a).....................................    75,000       2,943,750
Autodesk, Inc. (a)..........................................    75,000       3,086,250
Citrix Systems, Inc. (a)....................................    65,000       2,093,000
SAP AG--ADR (Germany).......................................    70,000       3,217,900
Synopsys, Inc. (a)..........................................   125,000       3,197,500
                                                                          ------------
                                                                            14,538,400
                                                                          ------------
BIOTECHNOLOGY  8.6%
Amgen, Inc. (a).............................................    70,000       4,498,200
Genentech, Inc. (a).........................................    70,000       5,905,900
Genzyme Corp. (a)...........................................    75,000       4,635,000
Gilead Sciences, Inc. (a)...................................    50,000       3,578,000
                                                                          ------------
                                                                            18,617,100
                                                                          ------------
COMMUNICATIONS EQUIPMENT  14.9%
Ciena Corp. (a).............................................    75,000       2,360,250
Cisco Systems, Inc. (a).....................................   275,000       7,133,500
Corning, Inc. (a)...........................................   115,000       2,372,450
Harris Corp. ...............................................    75,000       3,681,000
Juniper Networks, Inc. (a)..................................   175,000       3,309,250
OpNext, Inc. (a)............................................   114,400       1,927,640
QUALCOMM, Inc. .............................................   200,000       8,056,000
Research In Motion Ltd. (Canada) (a)........................    15,000       2,109,150
Riverbed Technology, Inc. (a)...............................    39,600       1,260,468
                                                                          ------------
                                                                            32,209,708
                                                                          ------------
COMPUTER HARDWARE  9.3%
Apple Computer, Inc. (a)....................................    85,000       7,191,850
Dell, Inc. (a)..............................................    85,000       1,942,250
Hewlett-Packard Co. ........................................   150,000       5,907,000
International Business Machines Corp. ......................    55,000       5,115,550
                                                                          ------------
                                                                            20,156,650
                                                                          ------------
COMPUTER STORAGE & PERIPHERALS  2.5%
Network Appliance, Inc. (a).................................    70,000       2,706,900
Seagate Technology (Cayman Islands).........................   100,000       2,690,000
                                                                          ------------
                                                                             5,396,900
                                                                          ------------
DATA PROCESSING & OUTSOURCED SERVICES  3.9%
Automatic Data Processing, Inc. ............................    70,000       3,485,300
DST Systems, Inc. (a).......................................    70,000       4,929,400
                                                                          ------------
                                                                             8,414,700
                                                                          ------------
ELECTRONIC EQUIPMENT MANUFACTURERS  1.1%
Agilent Technologies, Inc. (a)..............................    75,000       2,379,000
                                                                          ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT  1.7%
Medtronic, Inc. ............................................    75,000    $  3,777,000
                                                                          ------------

HEALTH CARE SUPPLIES  2.3%
Millipore Corp. (a).........................................    70,000       5,006,400
                                                                          ------------

HOME ENTERTAINMENT SOFTWARE  1.7%
Electronic Arts, Inc. (a)...................................    75,000       3,781,500
                                                                          ------------

INTERNET SOFTWARE & SERVICES  9.4%
Akamai Technologies, Inc. (a)...............................    50,000       2,578,500
Digital River, Inc. (a).....................................    35,000       1,938,650
eBay, Inc. (a)..............................................   100,000       3,206,000
Google, Inc., Class A (a)...................................    16,500       7,415,925
VeriSign, Inc. (a)..........................................   125,000       3,162,500
Yahoo!, Inc. (a)............................................    65,000       2,005,900
                                                                          ------------
                                                                            20,307,475
                                                                          ------------
IT CONSULTING & OTHER SERVICES  1.5%
Cognizant Technology Solutions Corp., Class A (a)...........    35,000       3,157,000
                                                                          ------------

LIFE SCIENCES TOOLS & SERVICES  1.6%
Thermo Fisher Scientific, Inc. (a)..........................    75,000       3,395,250
                                                                          ------------

SEMICONDUCTOR EQUIPMENT  7.1%
Applied Materials, Inc. ....................................   100,000       1,857,000
ASML Holding N.V. (Netherlands) (a).........................   100,000       2,458,000
KLA-Tencor Corp. ...........................................   150,000       7,761,000
Lam Research Corp. (a)......................................    75,000       3,349,500
                                                                          ------------
                                                                            15,425,500
                                                                          ------------
SEMICONDUCTORS  11.1%
Altera Corp. (a)............................................    85,000       1,794,350
Broadcom Corp., Class A (a).................................    95,000       3,238,550
Intel Corp. ................................................    85,000       1,687,250
Marvell Technology Group Ltd. (Bermuda) (a).................   125,000       2,565,000
Mellanox Technologies Ltd. (a)..............................    17,700         379,134
Microchip Technology, Inc. .................................    85,000       3,026,000
National Semiconductor Corp. ...............................   185,000       4,739,700
Texas Instruments, Inc. ....................................   155,000       4,798,800
Xilinx, Inc. ...............................................    75,000       1,921,500
                                                                          ------------
                                                                            24,150,284
                                                                          ------------
SPECIALIZED FINANCE  1.2%
Chicago Mercantile Exchange Holdings, Inc. .................     5,000       2,695,650
                                                                          ------------

SYSTEMS SOFTWARE  8.7%
BMC Software, Inc. (a)......................................    75,000       2,314,500
McAfee, Inc. (a)............................................   165,000       4,969,800
Microsoft Corp. (a).........................................   200,000       5,634,000

See Notes to Financial Statements                                              9

VAN KAMPEN TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                    SHARES        VALUE
--------------------------------------------------------------------------------------
SYSTEMS SOFTWARE (CONTINUED)
Oracle Corp. (a)............................................    75,000    $  1,232,250
Symantec Corp. (a)..........................................   275,000       4,702,500
                                                                          ------------
                                                                            18,853,050
                                                                          ------------
TOTAL INVESTMENTS  100.2%
  (Cost $179,657,105)..................................................    217,133,745
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%)..........................       (370,930)
                                                                          ------------

NET ASSETS  100.0%.....................................................   $216,762,815
                                                                          ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 10                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $179,657,105).......................  $  217,133,745
Receivables:
  Investments Sold..........................................       1,799,562
  Fund Shares Sold..........................................         143,255
  Dividends.................................................         124,563
Other.......................................................          71,272
                                                              --------------
    Total Assets............................................     219,272,397
                                                              --------------
LIABILITIES:
Payables:
  Custodian Bank............................................         809,609
  Distributor and Affiliates................................         567,795
  Fund Shares Repurchased...................................         464,691
  Investment Advisory Fee...................................         155,014
Trustees' Deferred Compensation and Retirement Plans........         130,135
Accrued Expenses............................................         382,338
                                                              --------------
    Total Liabilities.......................................       2,509,582
                                                              --------------
NET ASSETS..................................................  $  216,762,815
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,719,076,128
Net Unrealized Appreciation.................................      37,476,640
Accumulated Net Investment Loss.............................      (2,820,880)
Accumulated Net Realized Loss...............................  (1,536,969,073)
                                                              --------------
NET ASSETS..................................................  $  216,762,815
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $92,742,335 and 18,043,475 shares of
    beneficial interest issued and outstanding).............  $         5.14
    Maximum sales charge (5.75%* of offering price).........            0.31
                                                              --------------
    Maximum offering price to public........................  $         5.45
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $102,288,656 and 21,113,429 shares of
    beneficial interest issued and outstanding).............  $         4.84
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $21,731,824 and 4,485,293 shares of
    beneficial interest issued and outstanding).............  $         4.85
                                                              ==============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             11

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 28, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $31).........  $   516,282
Interest....................................................       28,545
                                                              -----------
    Total Income............................................      544,827
                                                              -----------
EXPENSES:
Transfer Agent Fees.........................................    1,186,656
Investment Advisory Fee.....................................    1,037,472
Distribution (12b-1) and Service Fees
  Class A...................................................      122,207
  Class B...................................................      546,990
  Class C...................................................      116,929
Reports to Shareholders.....................................      127,038
Professional Fees...........................................       42,363
Registration Fees...........................................       28,179
Accounting and Administrative Expenses......................       26,293
Trustees' Fees and Related Expenses.........................       14,964
Custody.....................................................        8,646
Other.......................................................       11,227
                                                              -----------
    Total Expenses..........................................    3,268,964
    Less Credits Earned on Cash Balances....................        8,942
                                                              -----------
    Net Expenses............................................    3,260,022
                                                              -----------
NET INVESTMENT LOSS.........................................  $(2,715,195)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $14,334,794
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   33,510,816
  End of the Period.........................................   37,476,640
                                                              -----------
Net Unrealized Appreciation During the Period...............    3,965,824
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $18,300,618
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $15,585,423
                                                              ===========

 12                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                          FEBRUARY 28, 2007    AUGUST 31, 2006
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.....................................    $ (2,715,195)       $ (6,089,606)
Net Realized Gain.......................................      14,334,794          24,035,473
Net Unrealized Appreciation/Depreciation During the
  Period................................................       3,965,824         (21,901,770)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....      15,585,423          (3,955,903)
                                                            ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................       8,395,770          24,438,947
Cost of Shares Repurchased..............................     (40,356,880)        (77,038,236)
                                                            ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......     (31,961,110)        (52,599,289)
                                                            ------------        ------------
TOTAL DECREASE IN NET ASSETS............................     (16,375,687)        (56,555,192)
NET ASSETS:
Beginning of the Period.................................     233,138,502         289,693,694
                                                            ------------        ------------
End of the Period (Including accumulated net investment
  loss of $2,820,880 and $105,685, respectively)........    $216,762,815        $233,138,502
                                                            ============        ============

See Notes to Financial Statements                                             13

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                 SIX MONTHS
                                   ENDED                     YEAR ENDED AUGUST 31,
        CLASS A SHARES          FEBRUARY 28,    -----------------------------------------------
                                    2007         2006      2005      2004      2003      2002
                                ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................    $ 4.81       $ 4.89    $ 3.88    $ 3.93    $ 2.90    $  5.49
                                   ------       ------    ------    ------    ------    -------
  Net Investment Loss (a)......     (0.05)       (0.09)    (0.08)    (0.09)    (0.08)     (0.11)
  Net Realized and Unrealized
    Gain/Loss..................      0.38         0.01      1.09      0.04      1.11      (2.48)
                                   ------       ------    ------    ------    ------    -------
Total from Investment
  Operations...................      0.33        (0.08)     1.01     (0.05)     1.03      (2.59)
                                   ------       ------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE
  PERIOD.......................    $ 5.14       $ 4.81    $ 4.89    $ 3.88    $ 3.93    $  2.90
                                   ======       ======    ======    ======    ======    =======

Total Return (b)...............     6.86%*      -1.64%    26.03%    -1.27%    35.52%    -47.18%
Net Assets at End of the Period
  (In millions)................    $ 92.7       $ 98.0    $113.1    $108.7    $125.3    $ 103.5
Ratio of Expenses to Average
  Net Assets...................     2.38%        2.26%     2.42%     2.34%     2.88%      2.39%
Ratio of Net Investment Loss to
  Average Net Assets...........    (1.91%)      (1.79%)   (1.72%)   (2.13%)   (2.73%)    (2.31%)
Portfolio Turnover.............       52%*         88%       93%      180%      152%       142%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 14                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                   ENDED                     YEAR ENDED AUGUST 31,
CLASS B SHARES                 FEBRUARY 28,     -----------------------------------------------
                                   2007          2006      2005      2004      2003      2002
                               ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................    $ 4.55        $ 4.66    $ 3.73    $ 3.81    $ 2.83    $  5.41
                                  ------        ------    ------    ------    ------    -------
  Net Investment Loss (a).....     (0.06)        (0.12)    (0.11)    (0.12)    (0.10)     (0.14)
  Net Realized and Unrealized
    Gain/Loss.................      0.35          0.01      1.04      0.04      1.08      (2.44)
                                  ------        ------    ------    ------    ------    -------
Total from Investment
  Operations..................      0.29         (0.11)     0.93     (0.08)     0.98      (2.58)
                                  ------        ------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE
  PERIOD......................    $ 4.84        $ 4.55    $ 4.66    $ 3.73    $ 3.81    $  2.83
                                  ======        ======    ======    ======    ======    =======

Total Return (b)..............     6.37%*       -2.36%    24.93%    -2.10%    34.63%    -47.69%
Net Assets at End of the
  Period (In millions)........    $102.3        $111.2    $144.8    $146.7    $172.7    $ 133.8
Ratio of Expenses to Average
  Net Assets..................     3.15%         3.03%     3.19%     3.11%     3.65%      3.16%
Ratio of Net Investment Loss
  to Average Net Assets.......    (2.68%)       (2.56%)   (2.49%)   (2.91%)   (3.50%)    (3.08%)
Portfolio Turnover............       52%*          88%       93%      180%      152%       142%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             15

VAN KAMPEN TECHNOLOGY FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                               SIX MONTHS
                                 ENDED                     YEAR ENDED AUGUST 31,
CLASS C SHARES                FEBRUARY 28,    -----------------------------------------------
                                  2007         2006      2005      2004      2003      2002
                              ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................    $ 4.55       $ 4.66    $ 3.73    $ 3.81    $ 2.83    $  5.41
                                 ------       ------    ------    ------    ------    -------
  Net Investment Loss (a)....     (0.06)       (0.12)    (0.11)    (0.12)    (0.10)     (0.14)
  Net Realized and Unrealized
    Gain/Loss................      0.36         (.01)     1.04      0.04      1.08      (2.44)
                                 ------       ------    ------    ------    ------    -------
Total from Investment
  Operations.................      0.30        (0.11)     0.93     (0.08)     0.98      (2.58)
                                 ------       ------    ------    ------    ------    -------
NET ASSET VALUE, END OF THE
  PERIOD.....................    $ 4.85       $ 4.55    $ 4.66    $ 3.73    $ 3.81    $  2.83
                                 ======       ======    ======    ======    ======    =======

Total Return (b).............     6.59%*      -2.36%    24.93%    -2.10%    34.63%    -47.69%
Net Assets at End of the
  Period (In millions).......    $ 21.7       $ 24.0    $ 31.8    $ 34.7    $ 43.4    $  34.7
Ratio of Expenses to Average
  Net Assets.................     3.15%        3.03%     3.19%     3.11%     3.66%      3.16%
Ratio of Net Investment Loss
  to Average Net Assets......    (2.68%)      (2.56%)   (2.49%)   (2.91%)   (3.51%)    (3.08%)
Portfolio Turnover...........       52%*         88%       93%      180%      152%       142%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 16                                            See Notes to Financial Statements

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Technology Fund (the "Fund") is organized as a series of Van Kampen Equity Trust II, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation. The Fund commenced investment operations on July 26, 1999. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. As of February 28, 2007, there have been no sales of Class I Shares.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed securities and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    The Fund intends to utilize provisions of federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $23,356,931. At August 31, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $1,548,304,017, which will expire according to the following schedule.

AMOUNT                                                          EXPIRATION
$ 120,177,164...............................................  August 31, 2009
 1,245,430,493..............................................  August 31, 2010
  182,696,360...............................................  August 31, 2011

    At February 28, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $180,020,963
                                                              ============
Gross tax unrealized appreciation...........................  $ 39,721,727
Gross tax unrealized depreciation...........................    (2,608,945)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 37,112,782
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    There were no taxable distributions paid during the year ended August 31, 2006.

    As of August 31, 2006, there were no distributable earnings on a tax basis.

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the six months ended February 28, 2007, the Fund's custody and accounting fees were reduced by $8,646 and $296, respectively, as a result of credits earned on cash balances.

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .90%
Next $500 million...........................................     .85%
Over $1 billion.............................................     .80%

    For the six months ended February 28, 2007, the Fund recognized expenses of approximately $4,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2007, the Fund recognized expenses of approximately $34,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2007, the Fund recognized expenses of approximately $961,900 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and trustees of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $62,059 are included in "Other" assets on the Statement of Assets and Liabilities at February 28, 2007. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 28, 2007, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $44,058.

    For the six months ended February 28, 2007, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $20,300 and

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

contingent deferred sales charge (CDSC) on redeemed shares of approximately $69,100. Sales charges do not represent expenses to the Fund.

3. CAPITAL TRANSACTIONS

For the six months ended February 28, 2007 and the year ended August 31, 2006, transactions were as follows:

                                              FOR THE                        FOR THE
                                          SIX MONTHS ENDED                 YEAR ENDED
                                         FEBRUARY 28, 2007               AUGUST 31, 2006
                                     --------------------------    ---------------------------
                                       SHARES         VALUE          SHARES          VALUE
Sales:
  Class A..........................   1,101,238    $  5,648,668      3,324,841    $ 16,835,782
  Class B..........................     496,018       2,395,381      1,297,719       6,241,526
  Class C..........................      72,985         351,721        282,088       1,361,639
                                     ----------    ------------    -----------    ------------
Total Sales........................   1,670,241    $  8,395,770      4,904,648    $ 24,438,947
                                     ==========    ============    ===========    ============
Repurchases:
  Class A..........................  (3,452,922)   $(17,671,129)    (6,080,559)   $(30,518,899)
  Class B..........................  (3,834,555)    (18,524,915)    (7,938,518)    (37,822,805)
  Class C..........................    (861,520)     (4,160,836)    (1,829,337)     (8,696,532)
                                     ----------    ------------    -----------    ------------
Total Repurchases..................  (8,148,997)   $(40,356,880)   (15,848,414)   $(77,038,236)
                                     ==========    ============    ===========    ============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the six months ended February 28, 2007, the Fund received redemption fees of approximately $900, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $119,673,909 and $153,339,537, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $27,525,000 and $226,100 for Class B and

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on February 28, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

VAN KAMPEN TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN TECHNOLOGY FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Technology Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Technology Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Technology Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                  77, 177, 277
                                                                  TECHSAR 4/07
    (VAN KAMPEN INVESTMENTS LOGO)                           RN07-01048P-Y02/07

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen International Advantage Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 28, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 2/28/07

                             A SHARES             B SHARES             C SHARES          I SHARES
                          since 9/26/01        since 9/26/01        since 9/26/01      since 8/12/05
----------------------------------------------------------------------------------------------------
                                    W/MAX                W/MAX                W/MAX
                                    5.75%                5.00%                1.00%
AVERAGE ANNUAL          W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS            CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception          13.44%     12.21%    12.63%     12.63%    12.84%     12.84%      21.23%

5-year                   13.32      11.98     12.52      12.33     12.74      12.74          --

1-year                   18.77      11.97     17.88      12.88     17.84      16.84       19.01

6-month                  15.75       9.06     15.31      10.31     15.29      14.29       15.81
----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least one million dollars (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least one million dollars and (iii) institutional clients with assets of at least one million dollars. Figures shown above assume reinvestment of all distributions. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements, the fund's returns would have been lower.

The MSCI All Country World Free Index ex-USA is representative of world stock markets, excluding the United States. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2007

MARKET CONDITIONS

Despite a sharp downturn at the end of February 2007, international stock markets were buoyed by a supportive market environment during the six-month period. A weaker U.S. dollar relative to most major currencies (except for the yen) further bolstered returns. Early in the period, markets continued to recover from a market correction in May and June of 2006. Fears of a U.S.-led global economic slowdown began to subside as the U.S. Federal Open Market Committee (the "Fed") discontinued its two-year cycle of interest rate increases in August. Investors promptly regained their confidence in stock investing and the markets performed strongly in the fourth quarter and in the beginning of the new year. However, in the final days of the reporting period, a sell-off in China's equity market disrupted markets around the world. Additionally, trouble in the U.S. subprime mortgage market reignited concerns about the possibility of recession in the U.S. economy.

PERFORMANCE ANALYSIS

The fund returned 15.75 percent for the six months ended February 28, 2007 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the MSCI All Country (AC) World Free Index ex-USA, returned 12.28 percent for the period.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2007

----------------------------------------------------------------
                                                MSCI AC
                                               WORLD FREE
      CLASS A   CLASS B   CLASS C   CLASS I   INDEX EX-USA

      15.75%    15.31%    15.29%    15.81%       12.28%
----------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Although the fund's country and sector allocations may provide a useful basis for performance discussions, these allocations are not based on top-down positioning decisions. Given our bottom-up approach to stock selection, the fund's weightings in particular countries or sectors are indicative of where we found the most attractive investment opportunities (or, conversely, a lack of opportunities) on an individual stock basis.

On a country allocation basis, significant contributors to the fund's outperformance over the MSCI AC World Free Index ex-USA were overweights in Singapore and Spain, which were among the top performing countries during the period. An underweight in Japan--a market with a scarcity of reasonably priced stocks meeting our investment criteria--also drove outperformance for the fund. Our security selection within individual countries was most additive in the United Kingdom, Australia and Hong Kong. In contrast, stock selection in Germany, Spain and Japan had a detrimental effect on performance relative to the MSCI AC World Free Index ex-USA.

At the sector level, during the period, an underweight in the energy sector enhanced performance, while an overweight in the health care sector detracted. We have tended to avoid investment in energy stocks because we believe their earnings growth is highly dependent on rising commodity prices. Conversely, our investment process has led us to a number of attractively valued health care companies that we believe can generate strong earnings growth regardless of the broader economic environment. Stock selection in the health care and industrials sectors produced outsized gains relative to the MSCI AC World Free Index ex-USA. However, our stock selection in the financial sector modestly hurt returns.

Other notable themes in the fund's performance during the six-month period included the positive influence of small and medium-size companies. The fund is permitted to invest in companies of any size, and during the reporting period the fund's exposure to small and mid-size stocks benefited returns. On the whole, the fund's emerging markets holdings also boosted results, as the emerging markets outperformed the developed markets during the period under review. However, as it has for the past several years, the broad market environment continued to favor value stocks over growth stocks, which contributed some downward pressure to the fund's growth-oriented portfolio.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP 10 HOLDINGS AS OF 2/28/07
Li & Fung, Ltd.                                                   3.1%
UniCredito Italiano S.p.A.                                        3.1
Esprit Holdings, Ltd.                                             3.0
Cosco Corp., Ltd.                                                 2.9
Standard Chartered PLC                                            2.9
DAITO Trust Construction Co., Ltd.                                2.7
Man Group PLC                                                     2.7
Computershare, Ltd.                                               2.6
Industria de Diseno Textil, SA                                    2.5
NII Holdings, Inc., Class B                                       2.5

SUMMARY OF INVESTMENTS BY COUNTRY CLASSIFICATION AS OF 2/28/07
United Kingdom                                                   15.6%
Spain                                                             9.9
Germany                                                           9.6
Bermuda                                                           9.4
Singapore                                                         7.1
Australia                                                         4.5
Japan                                                             4.1
Mexico                                                            3.7
Switzerland                                                       3.6
Greece                                                            3.5
Italy                                                             3.1
South Africa                                                      2.8
United States                                                     2.5
Canada                                                            2.3
Ireland                                                           2.1
Israel                                                            2.1
France                                                            1.5
China                                                             1.4
Netherlands                                                       1.3
India                                                             1.0
Republic of China (Taiwan)                                        1.0
British Virgin Islands                                            0.8
Cayman Islands                                                    0.7
                                                                -----
Total Long-Term Investments                                      93.6
Repurchase Agreements                                             2.5
Foreign Currency                                                  2.9
Other Assets in Excess of Liabilities                             1.0
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/06 - 2/28/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/06           2/28/07       9/1/06-2/28/07
Class A
  Actual......................................    $1,000.00        $1,157.47          $ 8.51
  Hypothetical................................     1,000.00         1,016.91            7.95
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,153.07           12.55
  Hypothetical................................     1,000.00         1,013.14           11.73
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,152.95           12.49
  Hypothetical................................     1,000.00         1,013.19           11.68
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,158.14            7.17
  Hypothetical................................     1,000.00         1,018.15            6.71
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.59%, 2.35%, 2.34% and 1.34% for Class A, B, C, and I Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
COMMON STOCKS  93.6%
AUSTRALIA  4.5%
A.B.C. Learning Centres, Ltd. ..............................    614,623    $  3,337,617
Computershare, Ltd. ........................................    571,800       4,557,872
                                                                           ------------
                                                                              7,895,489
                                                                           ------------
BERMUDA  9.4%
Axis Capital Holdings, Ltd. ................................     77,144       2,608,239
Esprit Holdings, Ltd. ......................................    496,000       5,183,932
Li & Fung, Ltd. ............................................  1,694,000       5,407,131
Willis Group Holdings, Ltd. ................................     80,700       3,203,790
                                                                           ------------
                                                                             16,403,092
                                                                           ------------
BRITISH VIRGIN ISLANDS  0.8%
Nam Tai Electronics, Inc. ..................................    109,000       1,445,340
                                                                           ------------

CANADA  2.3%
SunOpta, Inc. (a)...........................................    365,400       3,909,780
                                                                           ------------

CAYMAN ISLANDS  0.7%
Global Bio-chem Technology Group Co., Ltd. .................  4,454,000       1,228,509
                                                                           ------------

CHINA  1.4%
China Shenhua Energy Co. (a)................................    983,000       2,485,947
                                                                           ------------

FRANCE  1.5%
Ipsen, SA...................................................     57,600       2,626,785
                                                                           ------------

GERMANY  9.6%
adidas-Salomon, AG..........................................     80,564       3,956,615
Fresenius, AG,..............................................     54,300       3,913,894
Grenkeleasing, AG...........................................     34,139       1,387,142
Hypo Real Estate Holding, AG................................     47,869       3,031,968
United Internet, AG.........................................    118,200       2,157,981
Wirecard, AG (a)............................................    212,000       2,224,635
                                                                           ------------
                                                                             16,672,235
                                                                           ------------
GREECE  3.5%
Cosmote Mobile Telecommunications, SA.......................     92,810       2,700,151
EFG Eurobank Ergasias.......................................     89,220       3,315,344
                                                                           ------------
                                                                              6,015,495
                                                                           ------------
INDIA  1.0%
ACC, Ltd. ..................................................     83,700       1,705,097
                                                                           ------------

IRELAND  2.1%
ICON PLC--ADR (a)...........................................     87,200       3,623,160
                                                                           ------------

ISRAEL  2.1%
Teva Pharmaceutical Industries, Ltd.--ADR...................    101,368       3,604,646
                                                                           ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
ITALY  3.1%
UniCredito Italiano S.p.A. .................................    576,039    $  5,324,615
                                                                           ------------

JAPAN  4.1%
DAITO Trust Construction Co., Ltd...........................     95,900       4,650,334
OSG Corp. ..................................................    151,000       2,426,088
                                                                           ------------
                                                                              7,076,422
                                                                           ------------
MEXICO  3.7%
Fomento Economico Mexicano, SA de CV, Class B--ADR..........     25,400       2,801,620
Grupo Aeroportuario del Sureste, SA de CV, Class B--ADR.....     80,600       3,592,342
                                                                           ------------
                                                                              6,393,962
                                                                           ------------
NETHERLANDS  1.3%
QIAQEN N.V. (a).............................................    139,800       2,291,322
                                                                           ------------

REPUBLIC OF CHINA (TAIWAN)  1.0%
Taiwan Semiconductor Manufacturing Co., Ltd.--ADR...........    150,363       1,669,029
                                                                           ------------

SINGAPORE  7.1%
Cosco Corp., Ltd. ..........................................  2,878,000       5,102,191
Flextronics International, Ltd. (a).........................    311,183       3,401,230
Singapore Airlines, Ltd. ...................................    363,000       3,754,615
                                                                           ------------
                                                                             12,258,036
                                                                           ------------
SOUTH AFRICA  2.8%
Aspen Pharmacare Holdings, Ltd. ............................    585,300       2,851,118
Pretoria Portland Cement Co., Ltd. .........................     35,200       2,051,024
                                                                           ------------
                                                                              4,902,142
                                                                           ------------
SPAIN  9.9%
Banco Bilbao Vizcaya Argentaria, SA.........................     98,502       2,392,436
Banco Santander Central Hispano, SA.........................    142,300       2,629,761
Gestevision Telecinco, SA...................................    123,941       3,437,268
Industria de Diseno Textil, SA..............................     76,259       4,420,278
Telefonica, SA..............................................    196,464       4,224,629
                                                                           ------------
                                                                             17,104,372
                                                                           ------------
SWITZERLAND  3.6%
Kudelski, SA................................................     71,500       2,647,000
UBS, AG.....................................................     62,046       3,662,708
                                                                           ------------
                                                                              6,309,708
                                                                           ------------
UNITED KINGDOM  15.6%
Hirco PLC (a)...............................................    144,711       1,120,094
KKR Private Equity Investor LP (a)..........................     96,900       2,323,557
Man Group PLC...............................................    430,002       4,626,823
RAB Capital PLC.............................................  1,792,000       3,315,112
Regus Group PLC (a).........................................  1,069,000       2,513,754
SABMiller PLC...............................................    184,000       4,066,205
Shire PLC...................................................    197,428       4,172,426
Standard Chartered PLC......................................    179,408       5,017,621
                                                                           ------------
                                                                             27,155,592
                                                                           ------------

See Notes to Financial Statements                                              9

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
UNITED STATES  2.5%
NII Holdings, Inc., Class B (a).............................     61,100    $  4,328,324
                                                                           ------------

TOTAL LONG-TERM INVESTMENTS  93.6%
  (Cost $134,232,117)...................................................    162,429,099
                                                                           ------------

REPURCHASE AGREEMENTS  2.5%
Citigroup Global Markets, Inc. ($955,165 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.27%, dated 02/28/07, to be sold on 03/01/07 at $955,305)............        955,165
State Street Bank & Trust Co. ($3,391,835 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate of 5.12%,
dated 02/28/07, to be sold on 03/01/07 at $3,392,318)...................      3,391,835
                                                                           ------------

TOTAL REPURCHASE AGREEMENTS  2.5%
  (Cost $4,347,000).....................................................      4,347,000
                                                                           ------------

TOTAL INVESTMENTS  96.1%
  (Cost $138,579,117)...................................................    166,776,099
FOREIGN CURRENCY  2.9%
  (Cost $5,062,309).....................................................      5,117,879
OTHER ASSETS IN EXCESS OF LIABILITIES  1.0%.............................      1,665,475
                                                                           ------------

NET ASSETS  100.0%......................................................   $173,559,453
                                                                           ============

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $125,950,277 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 10                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION

                                                                             PERCENT OF
INDUSTRY                                                         VALUE       NET ASSETS
---------------------------------------------------------------------------------------
Diversified Banks...........................................  $ 18,679,776      10.8%
Pharmaceuticals.............................................    13,254,976       7.6
Asset Management & Custody Banks............................    10,265,492       5.9
Apparel Retail..............................................     9,604,211       5.5
Wireless Telecommunication Services.........................     7,028,475       4.1
Distributors................................................     5,407,131       3.1
Marine......................................................     5,102,191       2.9
Electronic Manufacturing Services...........................     4,846,570       2.8
Homebuilding................................................     4,650,334       2.7
Data Processing & Outsourced Services.......................     4,557,872       2.6
Integrated Telecommunication Services.......................     4,224,629       2.4
Brewers.....................................................     4,066,205       2.3
Apparel, Accessories & Luxury Goods.........................     3,956,615       2.3
Health Care Equipment.......................................     3,913,894       2.3
Packaged Foods & Meats......................................     3,909,780       2.3
Construction Materials......................................     3,756,121       2.2
Airlines....................................................     3,754,615       2.2
Diversified Capital Markets.................................     3,662,707       2.1
Life Sciences Tools & Services..............................     3,623,160       2.1
Airport Services............................................     3,592,342       2.1
Broadcasting & Cable TV.....................................     3,437,268       2.0
Education Services..........................................     3,337,617       1.9
Insurance Brokers...........................................     3,203,790       1.8
Thrifts & Mortgage Finance..................................     3,031,968       1.8
Soft Drinks.................................................     2,801,620       1.6
Electronic Equipment Manufacturers..........................     2,647,000       1.5
Property & Casualty Insurance...............................     2,608,239       1.5
Office Services & Supplies..................................     2,513,754       1.5
Coal & Consumable Fuels.....................................     2,485,947       1.4
Industrial Machinery........................................     2,426,088       1.4
Biotechnology...............................................     2,291,322       1.3
Diversified Commercial & Professional Services..............     2,224,635       1.3
Internet Software & Services................................     2,157,981       1.2
Semiconductors..............................................     1,669,029       1.0
Specialized Finance.........................................     1,387,142       0.8
Agricultural Products.......................................     1,228,509       0.7
Real Estate Management & Development........................     1,120,094       0.6
                                                              ------------     -----
                                                              $162,429,099      93.6%
                                                              ============     =====

See Notes to Financial Statements                                             11

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $138,579,117).......................  $166,776,099
Foreign Currency (Cost $5,062,309)..........................     5,117,879
Cash........................................................           941
Receivables:
  Fund Shares Sold..........................................     1,417,677
  Investments Sold..........................................       804,593
  Dividends.................................................        77,241
  Interest..................................................           622
Other.......................................................        79,004
                                                              ------------
    Total Assets............................................   174,274,056
                                                              ------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       208,211
  Investment Advisory Fee...................................       121,123
  Distributor and Affiliates................................        84,193
Trustees' Deferred Compensation and Retirement Plans........       136,051
Accrued Expenses............................................       165,025
                                                              ------------
    Total Liabilities.......................................       714,603
                                                              ------------
NET ASSETS..................................................  $173,559,453
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $145,765,491
Net Unrealized Appreciation.................................    28,231,667
Accumulated Net Realized Loss...............................       (63,812)
Accumulated Undistributed Net Investment Income.............      (373,893)
                                                              ------------
NET ASSETS..................................................  $173,559,453
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $123,408,929 and 8,323,028 shares of
    beneficial interest issued and outstanding).............  $      14.83
    Maximum sales charge (5.75%* of offering price).........          0.90
                                                              ------------
    Maximum offering price to public........................  $      15.73
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $24,600,513 and 1,697,760 shares of
    beneficial interest issued and outstanding).............  $      14.49
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $10,357,453 and 706,915 shares of
    beneficial interest issued and outstanding).............  $      14.65
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $15,192,558 and 1,024,105 shares of
    beneficial interest issued and outstanding).............  $      14.83
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

 12                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 28, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $38,124).....  $   965,257
Interest....................................................      101,197
                                                              -----------
  Total Income..............................................    1,066,454
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      691,298
Distribution (12b-1) and Service Fees
  Class A...................................................      135,275
  Class B...................................................      118,617
  Class C...................................................       48,089
Transfer Agent Fees.........................................      145,995
Custody.....................................................       42,284
Professional Fees...........................................       37,631
Reports to Shareholders.....................................       32,375
Accounting and Administrative Expenses......................       30,383
Registration Fees...........................................       23,362
Trustees' Fees and Related Expenses.........................       15,270
Other.......................................................        9,565
                                                              -----------
    Total Expenses..........................................    1,330,144
    Less Credits Earned on Cash Balances....................        1,600
                                                              -----------
    Net Expenses............................................    1,328,544
                                                              -----------
NET INVESTMENT LOSS.........................................  $  (262,090)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   345,965
  Foreign Currency Transactions.............................      (50,533)
                                                              -----------
Net Realized Gain...........................................      295,432
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    6,606,263
                                                              -----------
  End of the Period:
    Investments.............................................   28,196,982
    Foreign Currency Translation............................       34,685
                                                              -----------
                                                               28,231,667
                                                              -----------
Net Unrealized Appreciation During the Period...............   21,625,404
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $21,920,836
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $21,658,746
                                                              ===========

See Notes to Financial Statements                                             13

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                          FEBRUARY 28, 2007    AUGUST 31, 2006
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income/Loss..............................    $   (262,090)       $    315,700
Net Realized Gain.......................................         295,432          25,685,186
Net Unrealized Appreciation/Depreciation During the
  Period................................................      21,625,404          (5,907,039)
                                                            ------------        ------------
Change in Net Assets from Operations....................      21,658,746          20,093,847
                                                            ------------        ------------

Distributions from Net Investment Income:
  Class A Shares........................................        (439,659)            603,288
  Class B Shares........................................             -0-              41,518
  Class C Shares........................................             -0-              19,712
  Class I Shares........................................         (72,919)             86,942
                                                            ------------        ------------
                                                                (512,578)            751,460
                                                            ------------        ------------

Distributions from Net Realized Gain:
  Class A Shares........................................     (12,619,704)            961,822
  Class B Shares........................................      (2,848,381)            308,122
  Class C Shares........................................      (1,182,908)             97,835
  Class I Shares........................................      (1,399,962)            113,443
                                                            ------------        ------------
                                                             (18,050,955)          1,481,222
                                                            ------------        ------------
Total Distributions.....................................     (18,563,533)         (2,232,682)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....       3,095,213          17,861,165
                                                            ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................      39,474,502          61,492,469
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..........................................      17,896,023           2,148,504
Cost of Shares Repurchased..............................     (26,583,788)        (54,521,153)
                                                            ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......      30,786,737           9,119,820
                                                            ------------        ------------
TOTAL INCREASE IN NET ASSETS............................      33,881,950          26,980,985
NET ASSETS:
Beginning of the Period.................................     139,677,503         112,696,518
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $(373,893) and $400,775,
  respectively).........................................    $173,559,453        $139,677,503
                                                            ============        ============

 14                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                 SIX MONTHS                                        SEPT. 26, 2001
                                   ENDED            YEAR ENDED AUGUST 31,           (COMMENCEMENT
CLASS A SHARES                    FEB. 28,    ---------------------------------   OF OPERATIONS) TO
                                    2007       2006     2005     2004     2003     AUGUST 31, 2002
                                 ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................    $14.52     $12.56   $10.86   $ 9.83   $ 9.43        $ 10.00
                                   ------     ------   ------   ------   ------        -------
Net Investment
  Income/Loss (a)..............      (.01)       .06      .13      .04      .09            .03
Net Realized and
  Unrealized Gain/Loss.........      2.26       2.16     2.14      .99      .88           (.28)
                                   ------     ------   ------   ------   ------        -------
Total from
  Investment Operations........      2.25       2.22     2.27     1.03      .97           (.25)
                                   ------     ------   ------   ------   ------        -------
Less:
  Distributions from Net
    Investment Income..........       .07        .10      -0-      -0-      .57            .31
  Distributions from Net
    Realized Gain..............      1.87        .16      .57      -0-      -0-            .01
                                   ------     ------   ------   ------   ------        -------
Total Distributions............      1.94        .26      .57      -0-      .57            .32
                                   ------     ------   ------   ------   ------        -------
NET ASSET VALUE, END OF THE
  PERIOD.......................    $14.83     $14.52   $12.56   $10.86   $ 9.83        $  9.43
                                   ======     ======   ======   ======   ======        =======

Total Return* (b)..............  15.75%**     17.91%   21.36%   10.48%   11.20%         -2.60%**
Net Assets at End of the
  Period (In millions).........    $123.4     $ 97.7   $ 70.3   $ 13.9   $  5.6        $   1.6
Ratio of Expenses to Average
  Net Assets* (c)..............     1.59%      1.65%    1.70%    1.72%    1.75%          1.78%
Ratio of Net Investment
  Income/Loss to Average Net
  Assets*......................     (.20%)      .44%    1.08%     .38%     .98%           .33%
Portfolio Turnover.............       11%**     124%      69%      68%      43%            62%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average
  Net Assets (c)...............       N/A      1.68%    1.97%    2.86%    4.85%         15.81%
Ratio of Net Investment
  Income/Loss to Average Net
  Assets.......................       N/A       .41%     .81%    (.76%)  (2.11%)       (13.70%)

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended August 31, 2002.

N/A=Not Applicable

See Notes to Financial Statements                                             15

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                             SIX MONTHS                                            SEPT. 26, 2001
                               ENDED              YEAR ENDED AUGUST 31,             (COMMENCEMENT
CLASS B SHARES                FEB. 28,    -------------------------------------   OF OPERATIONS) TO
                                2007       2006     2005      2004        2003     AUGUST 31, 2002
                             ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............  $ 14.22     $12.32   $10.73    $ 9.77      $ 9.38        $ 10.00
                              -------     ------   ------    ------      ------        -------
Net Investment Income/Loss
  (a).......................     (.07)      (.05)     .05      (.03)        -0-(d)         (.04)
  Net Realized and
    Unrealized Gain/Loss....     2.21       2.13     2.11       .99         .89           (.27)
                              -------     ------   ------    ------      ------        -------
Total from
  Investment Operations.....     2.14       2.08     2.16       .96         .89           (.31)
                              -------     ------   ------    ------      ------        -------
Less:
  Distributions from Net
    Investment Income.......      -0-        .02      -0-       -0-         .50            .30
  Distributions from Net
    Realized Gain...........     1.87        .16      .57       -0-         -0-            .01
                              -------     ------   ------    ------      ------        -------
Total Distributions.........     1.87        .18      .57       -0-         .50            .31
                              -------     ------   ------    ------      ------        -------
NET ASSET VALUE, END OF THE
  PERIOD....................  $ 14.49     $14.22   $12.32    $10.73      $ 9.77        $  9.38
                              =======     ======   ======    ======      ======        =======

Total Return* (b)...........   15.31%**   17.05%   20.57%     9.83%      10.40%         -3.37%**
Net Assets at End of the
  Period (In millions)......  $  24.6     $ 22.8   $ 25.3    $  2.6      $  1.2        $    .9
Ratio of Expenses to Average
  Net Assets* (c)...........    2.35%      2.40%    2.41%     2.35%       2.50%          2.53%
Ratio of Net Investment
  Income/Loss to Average Net
  Assets*...................    (.95%)     (.37%)    .42%     (.28%)      (.02%)         (.45%)
Portfolio Turnover..........      11%**     124%      69%       68%         43%            62%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
Ratio of Expenses to Average
  Net Assets (c)............      N/A      2.43%    2.66%     3.30%       5.60%         16.56%
Ratio of Net Investment
  Income/Loss to Average Net
  Assets....................      N/A      (.40%)    .17%    (1.23%)     (3.12%)       (14.48%)

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended August 31, 2002.

(d) Amount is less than $0.01 per share.

N/A=Not Applicable

 16                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                             SIX MONTHS                                                 SEPT. 26, 2001
                               ENDED               YEAR ENDED AUGUST 31,                 (COMMENCEMENT
CLASS C SHARES                FEB. 28,    ---------------------------------------      OF OPERATIONS) TO
                                2007       2006     2005      2004          2003        AUGUST 31, 2002
                             ---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD.............  $ 14.36     $12.45   $10.84    $ 9.77        $ 9.38           $ 10.00
                              -------     ------   ------    ------        ------           -------
  Net Investment Income/Loss
    (a).....................     (.07)      (.05)     .04       .07           -0-(d)           (.04)
  Net Realized and
    Unrealized Gain/Loss....     2.23       2.15     2.14      1.00           .89              (.27)
                              -------     ------   ------    ------        ------           -------
Total from Investment
  Operations................     2.16       2.10     2.18      1.07           .89              (.31)
                              -------     ------   ------    ------        ------           -------
Less:
  Distributions from Net
    Investment Income.......      -0-        .03      -0-       -0-           .05               .30
  Distributions from Net
    Realized Gain...........     1.87        .16      .57       -0-           -0-               .01
                              -------     ------   ------    ------        ------           -------
Total Distributions.........     1.87        .19      .57       -0-           .50               .31
                              -------     ------   ------    ------        ------           -------
NET ASSET VALUE, END OF THE
  PERIOD....................  $ 14.65     $14.36   $12.45    $10.84        $ 9.77           $  9.38
                              =======     ======   ======    ======        ======           =======

Total Return* (b)...........   15.29%**   17.05%   20.54%(e) 10.95%(e)(f)  10.40%(e)         -3.37%**
Net Assets at End of the
  Period (In millions)......  $  10.4     $  8.9   $  7.6    $  1.7        $   .8           $    .6
Ratio of Expenses to Average
  Net Assets* (c)...........    2.34%      2.40%    2.40%(e)  1.77%(e)      2.50%(e)          2.53%
Ratio of Net Investment
  Income/Loss to Average Net
  Assets*...................    (.94%)     (.34%)    .34%(e)   .59%(e)(f)    .00%(e)          (.44%)
Portfolio Turnover..........      11%**     124%      69%       68%           43%               62%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to
     Average Net Assets
     (c)....................      N/A      2.43%    2.67%(e)  2.92%(e)      5.60%(e)         16.56%
   Ratio of Net Investment
     Income to Average Net
     Assets.................      N/A      (.37%)    .07%(e)  (.56%)(e)(f) (3.09%)(e)       (14.47%)

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .03% for the period ended August 31, 2002.

(d) Amount is less than $0.01 per share.

(e) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income/Loss to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

(f) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income/Loss to Average Net Assets of 0.31%.

N/A=Not Applicable

See Notes to Financial Statements                                             17

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                  SIX MONTHS
                                                    ENDED          YEAR       AUGUST 12, 2005
                                                   FEBRUARY       ENDED       (COMMENCEMENT OF
CLASS I SHARES                                       28,        AUGUST 31,     OPERATIONS) TO
                                                     2007          2006       AUGUST 31, 2005
                                                  --------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.........   $14.54        $12.56          $ 12.77
                                                    ------        ------          -------
  Net Investment Income (a)......................      -0-(c)        .08              .01
  Net Realized and Unrealized Gain/Loss..........     2.26          2.19             (.22)
                                                    ------        ------          -------
Total from Investment Operations.................     2.26          2.27             (.21)
                                                    ------        ------          -------
Less:
  Distributions from Net Investment Income.......      .10           .13              -0-
  Distributions from Net Realized Gain...........     1.87           .16              -0-
                                                    ------        ------          -------
Total Distributions..............................     1.97           .29              -0-
                                                    ------        ------          -------
NET ASSET VALUE, END OF THE PERIOD...............   $14.83        $14.54          $ 12.56
                                                    ======        ======          =======

Total Return* (b)................................   15.81%**      18.27%           -1.64%**
Net Assets at End of the Period (In millions)....   $ 15.2        $ 10.3          $   9.4
Ratio of Expenses to Average Net Assets*.........    1.34%         1.40%            1.40%
Ratio of Net Investment Income to Average Net
  Assets*........................................     .03%          .61%            1.00%
Portfolio Turnover...............................      11%**        124%              69%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets.......      N/A         1.43%            1.52%
   Ratio of Net Investment Income to Average
     Net Assets..................................      N/A          .58%             .88%

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c) Amount is less than $0.01 per share.

N/A=Not Applicable

 18                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen International Advantage Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust II, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 26, 2001. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued using quoted foreign exchange rates.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distributions and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    At February 28, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $138,579,521
                                                                ============
Gross tax unrealized appreciation...........................    $ 32,961,613
Gross tax unrealized depreciation...........................      (4,765,035)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 28,196,578
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes

    The tax character of distributions paid during the year ended August 31, 2006 was as follows:

Distribution paid from:
  Ordinary income...........................................    $  751,460
  Long-term capital gain....................................     1,481,222
                                                                ----------
                                                                $2,232,682
                                                                ==========

    As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $1,368,538
Undistributed long-term capital gain........................    16,835,775

    Net realized gains or losses may differ for financial reporting and tax purposes as a result of the deferral of losses relating to wash sale transactions.

F. FOREIGN CURRENCY TRANSLATION The market values of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

G. EXPENSE REDUCTIONS During the six months ended February 28, 2007, the Fund's custody fee was reduced by $1,600 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .90%
Next $500 million...........................................       .85%
Over $1 billion.............................................       .80%

    For the six months ended February 28, 2007, the Fund recognized expenses of approximately $12,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services, and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2007, the Fund recognized expenses of approximately $22,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2007, the Fund recognized expenses of approximately $122,900 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $74,400 are included in "Other" assets on the Statement of Assets and Liabilities at February 28, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 28, 2007, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $683.

    For the six months ended February 28, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $29,400 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $11,800. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the six months ended February 28, 2007 and the year ended August 31, 2006, transactions were as follows:

                                               FOR THE                       FOR THE
                                           SIX MONTHS ENDED                 YEAR ENDED
                                          FEBRUARY 28, 2007              AUGUST 31, 2006
                                      --------------------------    --------------------------
                                        SHARES         VALUE          SHARES         VALUE
Sales:
  Class A...........................   1,999,991    $ 30,020,303     3,606,898    $ 49,976,616
  Class B...........................     215,555       3,173,889       486,947       6,706,964
  Class C...........................      93,447       1,416,101       184,504       2,559,330
  Class I...........................     322,676       4,864,209       158,429       2,249,559
                                      ----------    ------------    ----------    ------------
Total Sales.........................   2,631,669    $ 39,474,502     4,436,778    $ 61,492,469
                                      ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A...........................     870,608    $ 12,667,346       113,732    $  1,516,273
  Class B...........................     187,144       2,664,928        24,867         326,241
  Class C...........................      75,755       1,090,868         7,970         105,604
  Class I...........................     101,229       1,472,881        15,033         200,386
                                      ----------    ------------    ----------    ------------
Total Dividend Reinvestment.........   1,234,736    $ 17,896,023       161,602    $  2,148,504
                                      ==========    ============    ==========    ============
Repurchases:
  Class A...........................  (1,274,155)   $(19,200,345)   (2,596,444)   $(35,979,865)
  Class B...........................    (310,129)     (4,560,245)     (963,754)    (13,039,564)
  Class C...........................     (80,981)     (1,194,773)     (186,781)     (2,576,197)
  Class I...........................    (108,776)     (1,628,425)     (211,666)     (2,925,527)
                                      ----------    ------------    ----------    ------------
Total Repurchases...................  (1,774,041)   $(26,583,788)   (3,958,645)   $(54,521,153)
                                      ==========    ============    ==========    ============

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the six months ended February 28, 2007, the Fund received redemption fees of approximately $900, which are reported as part of "Cost of Shares Repurchased" in the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $20,461,785 and $15,767,560, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund's foreign currency exposure or generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward commitment. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment.

    Purchasing securities or foreign currency on a forward commitment basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities or foreign currency on a forward commitment basis involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Upon the settlement of the contract, a realized gain or loss is recognized and is included as a component of realized gain/loss on forward foreign currency contracts. As of February 28, 2007, there were no forward foreign currency commitments outstanding.

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $201,900 and $12,400 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal.

10. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on February 29, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN INTERNATIONAL ADVANTAGE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.
 26

  Van Kampen International Advantage Fund

  An Important Notice Concerning Our U.S. Privacy Policy

  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen International Advantage Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen International Advantage Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                            185, 285, 385, 687
                                                                    IASAR 4/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-00165P-Y02/07

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen American Franchise Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 28, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 2/28/07

                            A SHARES             B SHARES             C SHARES          I SHARES
                         since 6/23/05        since 6/23/05        since 6/23/05      since 6/23/05
---------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   5.75%                5.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception         12.29%      8.42%    11.39%      9.17%    11.38%     11.38%      12.48%

1-year                  12.07       5.61     11.20       6.20     11.17      10.17       12.26

6-month                  5.98      -0.15      5.59       0.59      5.57       4.57        5.98
---------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The S&P 500 Index is generally representative of the U.S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2007

MARKET CONDITIONS

For the six months ended February 28, 2007, the top performing sectors in the S&P 500(R) Index were materials, telecommunication services and consumer discretionary. All sectors had positive returns during the period, with the health care, consumer staples and energy sectors gaining the least.

In all market environments, we pursue a strategy that is driven by finding companies which we consider to be of exceptional quality at compelling value. We manage a concentrated portfolio, as only a relatively small number of companies meet our stringent quality and valuation criteria. Because of this concentration, and the fact that we do not use benchmarks as a portfolio construction tool, our strategy has a low correlation to the benchmark S&P 500 Index. As a result, the fund's short-term performance does not tend to follow that of the markets.

PERFORMANCE ANALYSIS

The fund returned 5.98 percent for the six months ended February 28, 2007 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the S&P 500(R) Index, returned 8.93 percent for the period.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2007

------------------------------------------------------------
                                                S&P
                                               500(R)
      CLASS A   CLASS B   CLASS C   CLASS I    INDEX

       5.98%     5.59%     5.57%     5.98%     8.93%
------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index information.

The fund's top five performing stocks for the period under review were cosmetics giant Estee Lauder, radio and advertising company Clear Channel Communications, information technology services provider Accenture, agricultural chemicals manufacturer Scotts Miracle-Gro and publisher McGraw-Hill. Because the fund invests in a small number of holdings, it can be difficult to generalize performance along sector lines. For example, the information technology (IT) sector was among the fund's top performing groups during the time period, but it was due to the fund's only IT holding in Accenture.

In contrast, the fund's weakest individual stock performances came from wines and spirits producer Brown Forman, pharmaceuticals company Pfizer, radio broadcaster Westwood One, tobacco company Reynolds American and packaged food manufacturer Kellogg. On a sector basis, health care was the only area
 2
within the fund's portfolio with a negative return, due entirely to the downturn in Pfizer's shares in the six-month period.

We continue to seek investment opportunities in companies with strong business franchises protected by a dominant intangible asset. Additionally, we demand sound management, substantial free cash flow and growth potential. We invest in these high quality companies only when we can identify compelling value as measured by a current free cash flow yield in excess of the risk-free bond yield. We seek to deliver attractive returns while minimizing business and valuation risk. Our goal is for the fund to outperform broadly-based benchmarks over the long term with less than average volatility.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP 10 HOLDINGS AS OF 2/28/07
Altria Group, Inc.                                                8.1%
Pfizer, Inc.                                                      6.8
Kellogg Co.                                                       6.5
Kimberly-Clark Corp.                                              6.2
Reynolds American, Inc.                                           5.5
Cadbury Schweppes PLC                                             4.7
Accenture, Ltd., Class A                                          4.5
Harley-Davidson, Inc.                                             4.4
Thomson Corp.                                                     3.9
Fortune Brands, Inc.                                              3.6

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/28/07
Packaged Foods & Meats                                           13.2%
Tobacco                                                          13.0
Household Products                                               12.0
Pharmaceuticals                                                   9.4
Publishing                                                        8.8
Broadcasting & Cable TV                                           6.0
IT Consulting & Other Services                                    4.3
Motorcycle Manufacturers                                          4.2
Housewares & Specialties                                          3.4
Personal Products                                                 3.3
Specialized Consumer Services                                     3.2
Education Services                                                2.5
Health Care Technology                                            2.5
Restaurants                                                       2.5
Distillers & Vintners                                             2.4
Soft Drinks                                                       2.4
Fertilizers & Agricultural Chemicals                              2.4
                                                                -----
Total Long-Term Investments                                      95.5
Total Repurchase Agreements                                       6.3
                                                                -----
Total Investments                                               101.8
Foreign Currency                                                  0.0*
Liabilities in Excess of Other Assets                            (1.8)
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Holdings are as a percentage of total long-term investments. Summary of Investments by Industry Classification are as a percentage of total net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/06 - 2/28/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/06           2/28/07       9/1/06-2/28/07
Class A
  Actual......................................    $1,000.00        $1,059.78          $ 6.13
  Hypothetical................................     1,000.00         1,018.89            6.01
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,055.89            9.94
  Hypothetical................................     1,000.00         1,015.09            9.74
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,055.67            9.94
  Hypothetical................................     1,000.00         1,015.09            9.74
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,059.84            4.85
  Hypothetical................................     1,000.00         1,020.09            4.76
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, 1.95%, 1.95% and 0.95% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN AMERICAN FRANCHISE FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
COMMON STOCKS  95.5%
BROADCASTING & CABLE TV  6.0%
Clear Channel Communications, Inc. .........................    404,713    $ 14,642,516
Westwood One, Inc. .........................................  1,914,103      13,073,324
                                                                           ------------
                                                                             27,715,840
                                                                           ------------
DISTILLERS & VINTNERS  2.4%
Brown-Forman Corp., Class B.................................    171,436      11,229,058
                                                                           ------------

EDUCATION SERVICES  2.5%
Career Education Corp. (a)..................................    384,391      11,370,286
                                                                           ------------

FERTILIZERS & AGRICULTURAL CHEMICALS  2.4%
Scotts Miracle-Gro Co., Class A.............................    245,263      10,818,551
                                                                           ------------

HEALTH CARE TECHNOLOGY  2.5%
IMS Health, Inc. ...........................................    393,654      11,368,727
                                                                           ------------

HOUSEHOLD PRODUCTS  12.0%
Colgate-Palmolive Co. ......................................    201,568      13,577,621
Kimberly-Clark Corp. .......................................    397,993      27,107,303
Procter & Gamble Co. .......................................    221,609      14,069,955
                                                                           ------------
                                                                             54,754,879
                                                                           ------------
HOUSEWARES & SPECIALTIES  3.4%
Fortune Brands, Inc. .......................................    192,938      15,512,215
                                                                           ------------

IT CONSULTING & OTHER SERVICES  4.3%
Accenture, Ltd., Class A (Bermuda)..........................    546,643      19,515,155
                                                                           ------------

MOTORCYCLE MANUFACTURERS  4.2%
Harley-Davidson, Inc. ......................................    289,765      19,095,513
                                                                           ------------

PACKAGED FOODS & MEATS  13.2%
Cadbury Schweppes PLC (United Kingdom) (GBP)................  1,936,727      20,700,599
Kellogg Co. ................................................    569,790      28,443,917
Nestle, SA (Switzerland) (CHF)..............................     29,739      11,071,800
                                                                           ------------
                                                                             60,216,316
                                                                           ------------
PERSONAL PRODUCTS  3.3%
Estee Lauder Co., Inc., Class A.............................    312,530      14,963,936
                                                                           ------------

PHARMACEUTICALS  9.4%
Johnson & Johnson...........................................    215,282      13,573,530
Pfizer, Inc. ...............................................  1,182,439      29,513,678
                                                                           ------------
                                                                             43,087,208
                                                                           ------------

 8                                             See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES        VALUE
---------------------------------------------------------------------------------------
PUBLISHING  8.8%
McGraw-Hill Co., Inc. ......................................    160,103    $ 10,344,255
New York Times Co., Class A.................................    519,658      12,851,142
Thomson Corp. (Canada)......................................    425,366      17,172,026
                                                                           ------------
                                                                             40,367,423
                                                                           ------------
RESTAURANTS  2.5%
Domino's Pizza, Inc. .......................................    366,936      11,323,645
                                                                           ------------

SOFT DRINKS  2.4%
PepsiCo, Inc. ..............................................    176,364      11,137,387
                                                                           ------------

SPECIALIZED CONSUMER SERVICES  3.2%
Weight Watchers International, Inc. ........................    314,224      14,847,084
                                                                           ------------

TOBACCO  13.0%
Altria Group, Inc. .........................................    419,267      35,335,823
Reynolds American, Inc. ....................................    394,481      24,083,065
                                                                           ------------
                                                                             59,418,888
                                                                           ------------

TOTAL LONG-TERM INVESTMENTS  95.5%
  (Cost $412,841,740)...................................................    436,742,111
                                                                           ------------

REPURCHASE AGREEMENTS  6.3%
Citigroup Global Markets, Inc. ($6,273,721 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.27%, dated 02/28/07, to be sold on 03/01/07 at $6,274,640)..........      6,273,721
State Street Bank & Trust Co. ($22,278,279 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.12%, dated 02/28/07, to be sold on 03/01/07 at $22,281,447).........     22,278,279
                                                                           ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $28,552,000)....................................................     28,552,000
                                                                           ------------

TOTAL INVESTMENTS  101.8%
  (Cost $441,393,740)...................................................    465,294,111
FOREIGN CURRENCY  0.0%
  (Cost $84,409)........................................................         84,165
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.8%)...........................     (8,066,668)
                                                                           ------------

NET ASSETS  100.0%......................................................   $457,311,608
                                                                           ============

See Notes to Financial Statements                                              9

VAN KAMPEN AMERICAN FRANCHISE FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $31,772,399 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) Non-income producing security as this stock currently does not declare dividends.

CHF -- Swiss Franc

GBP -- Pound Sterling

 10                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $441,393,740).......................  $465,294,111
Foreign Currency (Cost $84,409).............................        84,165
Cash........................................................           510
Receivables:
  Investments Sold..........................................    17,187,617
  Fund Shares Sold..........................................     4,754,566
  Dividends.................................................     2,778,597
  Interest..................................................         4,087
Other.......................................................        10,971
                                                              ------------
    Total Assets............................................   490,114,624
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................    30,844,510
  Fund Shares Repurchased...................................     1,289,107
  Investment Advisory Fee...................................       243,385
  Distributor and Affiliates................................       229,854
Trustees' Deferred Compensation and Retirement Plans........        28,264
Accrued Expenses............................................       167,896
                                                              ------------
    Total Liabilities.......................................    32,803,016
                                                              ------------
NET ASSETS..................................................  $457,311,608
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $425,004,632
Net Unrealized Appreciation.................................    23,902,488
Accumulated Net Realized Gain...............................     6,164,197
Accumulated Undistributed Net Investment Income.............     2,240,291
                                                              ------------
NET ASSETS..................................................  $457,311,608
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
      net assets of $326,652,265 and 27,254,343 shares of
      beneficial interest issued and outstanding)...........  $      11.99
    Maximum sales charge (5.75%* of offering price).........          0.73
                                                              ------------
    Maximum offering price to public........................  $      12.72
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
      net assets of $32,908,404 and 2,772,415 shares of
      beneficial interest issued and outstanding)...........  $      11.87
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
      net assets of $43,454,595 and 3,663,542 shares of
      beneficial interest issued and outstanding)...........  $      11.86
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
      net assets of $54,296,344 and 4,519,703 shares of
      beneficial interest issued and outstanding)...........  $      12.01
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             11

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 28, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $31,584).....  $ 5,500,416
Interest....................................................      717,018
                                                              -----------
  Total Income..............................................    6,217,434
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,207,982
Distribution (12b-1) and Service Fees
  Class A...................................................      311,843
  Class B...................................................      131,981
  Class C...................................................      179,149
Transfer Agent Fees.........................................      232,306
Registration Fees...........................................       55,344
Professional Fees...........................................       44,917
Accounting and Administrative Expenses......................       33,745
Reports to Shareholders.....................................       24,702
Custody.....................................................       19,053
Trustees' Fees and Related Expenses.........................       13,675
Other.......................................................        8,411
                                                              -----------
    Total Expenses..........................................    2,263,108
    Less Credits Earned on Cash Balances....................       28,126
                                                              -----------
    Net Expenses............................................    2,234,982
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 3,982,452
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 6,471,049
  Foreign Currency Transactions.............................      (15,192)
                                                              -----------
Net Realized Gain...........................................    6,455,857
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   18,085,583
                                                              -----------
  End of the Period:
    Investments.............................................   23,900,371
    Foreign Currency Translation............................        2,117
                                                              -----------
                                                               23,902,488
                                                              -----------
Net Unrealized Appreciation During the Period...............    5,816,905
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $12,272,762
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $16,255,214
                                                              ===========

 12                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                FOR THE            FOR THE
                                                           SIX MONTHS ENDED      YEAR ENDED
                                                           FEBRUARY 28, 2007   AUGUST 31, 2006
                                                           -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................    $  3,982,452       $  1,731,417
Net Realized Gain/Loss...................................       6,455,857           (272,548)
Net Unrealized Appreciation During the Period............       5,816,905         17,752,520
                                                             ------------       ------------
Change in Net Assets from Operations.....................      16,255,214         19,211,389
                                                             ------------       ------------

Distributions from Net Investment Income:
  Class A Shares.........................................      (2,266,457)          (526,982)
  Class B Shares.........................................        (144,837)           (51,724)
  Class C Shares.........................................        (223,110)           (67,526)
  Class I Shares.........................................        (485,829)              (575)
                                                             ------------       ------------
                                                               (3,120,233)          (646,807)
                                                             ------------       ------------

Distributions from Net Realized Gain:
  Class A Shares.........................................          (8,958)               -0-
  Class B Shares.........................................            (950)               -0-
  Class C Shares.........................................          (1,305)               -0-
  Class I Shares.........................................          (1,711)               -0-
                                                             ------------       ------------
                                                                  (12,924)               -0-
                                                             ------------       ------------
Total Distributions......................................      (3,133,157)          (646,807)
                                                             ------------       ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES......      13,122,057         18,564,582
                                                             ------------       ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold................................     248,131,161        179,512,045
Net Asset Value of Shares Issued Through
  Dividend Reinvestment..................................       3,014,572            625,435
Cost of Shares Repurchased...............................     (26,043,308)       (27,944,316)
                                                             ------------       ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.......     225,102,425        152,193,164
                                                             ------------       ------------
TOTAL INCREASE IN NET ASSETS.............................     238,224,482        170,757,746
NET ASSETS:
Beginning of the Period..................................     219,087,126         48,329,380
                                                             ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $2,240,291 and $1,378,072,
  respectively)..........................................    $457,311,608       $219,087,126
                                                             ============       ============

See Notes to Financial Statements                                             13

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                  SIX MONTHS                   JUNE 23, 2005
                                                    ENDED       YEAR ENDED    (COMMENCEMENT OF
CLASS A SHARES                                     FEBRUARY     AUGUST 31,     OPERATIONS) TO
                                                   28, 2007        2006       AUGUST 31, 2005
                                                  --------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.........   $11.41        $10.17           $10.00
                                                    ------        ------           ------
  Net Investment Income (a)......................      .14           .15              .02
  Net Realized and Unrealized Gain...............      .54          1.15              .15
                                                    ------        ------           ------
Total from Investment Operations.................      .68          1.30              .17
                                                    ------        ------           ------
Less:
  Distributions from Net Investment Income.......      .10           .06              -0-
  Distributions from Net Realized Gain...........      -0-(d)        -0-              -0-
                                                    ------        ------           ------
Total Distributions..............................      .10           .06              -0-
                                                    ------        ------           ------
NET ASSET VALUE, END OF THE PERIOD...............   $11.99        $11.41           $10.17
                                                    ======        ======           ======

Total Return* (b)................................    5.98%**      12.80%            1.70%**
Net Assets at End of the Period (In millions)....   $326.7        $173.7           $ 40.2
Ratio of Expenses to Average Net Assets* (c).....    1.20%         1.36%            1.38%
Ratio of Net Investment Income to Average Net
  Assets*........................................    2.41%         1.39%            1.03%
Portfolio Turnover...............................      12%**         17%               0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)...      N/A         1.46%            3.97%
   Ratio of Net Investment Income/Loss to Average
     Net Assets..................................      N/A         1.29%           (1.56%)

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02%, .01% and .03% for the periods ended February 28, 2007, August 31, 2006 and August 31, 2005, respectively.

(d) Amount is less than $0.01 per share.

N/A=Not Applicable

 14                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                  SIX MONTHS                   JUNE 23, 2005
                                                    ENDED        YEAR ENDED   (COMMENCEMENT OF
CLASS B SHARES                                   FEBRUARY 28,    AUGUST 31,    OPERATIONS) TO
                                                     2007           2006      AUGUST 31, 2005
                                                 ---------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.......     $11.30         $10.15          $10.00
                                                    ------         ------          ------
  Net Investment Income (a)....................        .09            .07             -0-(d)
  Net Realized and Unrealized Gain.............        .54           1.13             .15
                                                    ------         ------          ------
Total from Investment Operations...............        .63           1.20             .15
                                                    ------         ------          ------
Less:
  Distributions from Net Investment Income.....        .06            .05             -0-
  Distributions from Net Realized Gain.........        -0-(d)         -0-             -0-
                                                    ------         ------          ------
Total Distributions............................        .06            .05             -0-
                                                    ------         ------          ------
NET ASSET VALUE, END OF THE PERIOD.............     $11.87         $11.30          $10.15
                                                    ======         ======          ======

Total Return* (b)..............................      5.59%**       11.90%           1.50%**
Net Assets at End of the Period (In
  millions)....................................     $ 32.9         $ 19.5          $  4.1
Ratio of Expenses to Average Net Assets* (c)...      1.95%          2.11%           2.13%
Ratio of Net Investment Income to Average Net
  Assets*......................................      1.61%           .65%            .27%
Portfolio Turnover.............................        12%**          17%              0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (c).......................................        N/A          2.21%           5.69%
   Ratio of Net Investment Income/Loss to
     Average Net Assets........................        N/A           .55%          (3.28%)

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02%, .01% and .03% for the periods ended February 28, 2007, August 31, 2006 and August 31, 2005, respectively.

(d) Amount is less than $0.01 per share.

N/A=Not Applicable

See Notes to Financial Statements                                             15

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                 SIX MONTHS                    JUNE 23, 2005
                                                   ENDED        YEAR ENDED    (COMMENCEMENT OF
CLASS C SHARES                                  FEBRUARY 28,    AUGUST 31,     OPERATIONS) TO
                                                    2007           2006       AUGUST 31, 2005
                                                ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.......    $11.30         $10.15           $10.00
                                                   ------         ------           ------
  Net Investment Income (a)....................       .09            .07              -0-(d)
  Net Realized and Unrealized Gain.............       .54           1.13              .15
                                                   ------         ------           ------
Total from Investment Operations...............       .63           1.20              .15
                                                   ------         ------           ------
Less:
  Distributions from Net Investment Income.....       .07            .05              -0-
  Distributions from Net Realized Gain.........       -0-(d)         -0-              -0-
                                                   ------         ------           ------
Total Distributions............................       .07            .05              -0-
                                                   ------         ------           ------
NET ASSET VALUE, END OF THE PERIOD.............    $11.86         $11.30           $10.15
                                                   ======         ======           ======

Total Return* (b)..............................     5.57%**       11.91%            1.50%**
Net Assets at End of the Period (In
  millions)....................................    $ 43.5         $ 24.8           $  4.0
Ratio of Expenses to Average Net Assets* (c)...     1.95%          2.11%            2.13%
Ratio of Net Investment Income to Average Net
  Assets*......................................     1.59%           .64%             .25%
Portfolio Turnover.............................       12%**          17%               0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (c).......................................       N/A          2.21%            5.69%
   Ratio of Net Investment Income/Loss to
     Average Net Assets........................       N/A           .54%           (3.31%)

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02%, .01% and .03% for the periods ended February 28, 2007, August 31, 2006 and August 31, 2005, respectively.

(d) Amount is less than $0.01 per share.

N/A=Not Applicable

 16                                            See Notes to Financial Statements

VAN KAMPEN AMERICAN FRANCHISE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                 SIX MONTHS                     JUNE 23, 2005
                                                   ENDED        YEAR ENDED     (COMMENCEMENT OF
CLASS I SHARES                                  FEBRUARY 28,    AUGUST 31,      OPERATIONS) TO
                                                    2007           2006        AUGUST 31, 2005
                                                ------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.......    $11.44         $10.17            $10.00
                                                   ------         ------            ------
  Net Investment Income (a)....................       .17            .18               .01
  Net Realized and Unrealized Gain.............       .51           1.15               .16
                                                   ------         ------            ------
Total from Investment Operations...............       .68           1.33               .17
                                                   ------         ------            ------
Less:
  Distributions from Net Investment Income.....       .11            .06               -0-
  Distributions from Net Realized Gain.........       -0-(d)         -0-               -0-
                                                   ------         ------            ------
Total Distributions............................       .11            .06               -0-
                                                   ------         ------            ------
NET ASSET VALUE, END OF THE PERIOD.............    $12.01         $11.44            $10.17
                                                   ======         ======            ======

Total Return* (b)..............................     5.98%**       13.22%             1.60%**
Net Assets at End of the Period (In
  millions)....................................    $ 54.3         $  1.0            $  0.1
Ratio of Expenses to Average Net Assets* (c)...      .95%          1.11%             1.13%
Ratio of Net Investment Income to Average Net
  Assets*......................................     2.86%          1.79%             0.76%
Portfolio Turnover.............................       12%**          17%                0%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets
     (c).......................................       N/A          1.21%             6.94%
   Ratio of Net Investment Income/Loss to
     Average Net Assets........................       N/A          1.69%            (5.05%)

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02%, .01% and .03% for the periods ended February 28, 2007, August 31, 2006 and August 31, 2005, respectively.

(d) Amount is less than $0.01 per share.

N/A=Not Applicable

See Notes to Financial Statements                                             17

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen American Franchise Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust II, a Delaware statutory trust, and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund invests primarily in equity securities of U.S. issuers that, in the judgment of the Fund's portfolio management team have, among other things, resilient business franchises and growth potential. The Fund commenced investment operations on June 23, 2005. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distributions and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    At February 28, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $441,722,042
                                                                ============
Gross tax unrealized appreciation...........................    $ 28,018,114
Gross tax unrealized depreciation...........................      (4,446,045)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 23,572,069
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended August 31, 2006 was as follows:

  Distributions paid from:
  Ordinary income...........................................    $646,807
  Long-term capital gain....................................         -0-
                                                                --------
                                                                $646,807
                                                                ========

    As of August 31, 2006, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................    $1,410,096

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

F. EXPENSE REDUCTIONS During the six months ended February 28, 2007, the Fund's custody and accounting fees were reduced by $19,053 and $9,073, respectively, as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION The market values of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions includes the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET                                               % PER ANNUM
First $500 million..........................................        .70%
Next $500 million...........................................        .65%
Over $1 billion.............................................        .60%

    The Adviser has entered into a subadvisory agreement with Morgan Stanley Investment Management Ltd. (the "Subadviser", a wholly owned subsidiary of Morgan Stanley) to provide advisory services to the Fund and the Adviser with respect to the Fund's investments. The Adviser paid 47% of its investment advisory fee to the Subadviser. The Adviser has agreed to waive all expenses in excess of 1.35% of Class A average net assets, 2.10% of Class B average net assets, 2.10% of Class C average net assets and 1.10% of Class I average net assets. This waiver is voluntary and can be discontinued at any time. For the six months ended February 28, 2007, the Adviser did not waive any of its advisory fees.

    For the six months ended February 28, 2007, the Fund recognized expenses of approximately $2,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2007, the Fund recognized expenses of approximately $43,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2007, the Fund recognized expenses of approximately $210,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $9,707 are included in "Other" assets on the Statement of Assets and Liabilities at February 28, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 28, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $355,200 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $34,400. Sales charges do not represent expenses of the Fund.

    At February 28, 2007, Morgan Stanley Investment Management Inc., an affiliate of the Adviser, owned 8,340 shares of Class I.

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended February 28, 2007 and the year ended August 31, 2006, transactions were as follows:

                                              FOR THE                       FOR THE
                                          SIX MONTHS ENDED                 YEAR ENDED
                                         FEBRUARY 28, 2007              AUGUST 31, 2006
                                     --------------------------    --------------------------
                                       SHARES         VALUE          SHARES         VALUE
Sales:
  Class A..........................  13,585,106    $161,726,350    13,487,499    $142,256,902
  Class B..........................   1,215,421      14,319,155     1,487,679      15,626,965
  Class C..........................   1,671,051      19,569,784     1,980,370      20,805,611
  Class I..........................   4,437,576      52,515,872        76,158         822,567
                                     ----------    ------------    ----------    ------------
Total Sales........................  20,909,154    $248,131,161    17,031,706    $179,512,045
                                     ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A..........................     183,424    $  2,188,242        48,996    $    511,827
  Class B..........................      11,766         139,188         4,928          50,148
  Class C..........................      17,168         202,925         6,095          62,885
  Class I..........................      40,520         484,217            55             575
                                     ----------    ------------    ----------    ------------
Total Dividend Reinvestment........     252,878    $  3,014,572        60,074    $    625,435
                                     ==========    ============    ==========    ============
Repurchases:
  Class A..........................  (1,742,330)   $(20,710,529)   (2,260,413)   $(24,244,465)
  Class B..........................    (183,235)     (2,166,548)     (163,515)     (1,743,622)
  Class C..........................    (221,591)     (2,629,262)     (182,754)     (1,956,229)
  Class I..........................     (44,606)       (536,969)          -0-             -0-
                                     ----------    ------------    ----------    ------------
Total Repurchases..................  (2,191,762)   $(26,043,308)   (2,606,682)   $(27,944,316)
                                     ==========    ============    ==========    ============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the six months ended February 28, 2007, the Fund received redemption fees of approximately $6,200 which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $265,667,373 and $40,526,965, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $625,500 and $121,900 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48

VAN KAMPEN AMERICAN FRANCHISE FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

in its semi annual report on February 29, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN AMERICAN FRANCHISE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

INVESTMENT SUBADVISER

MORGAN STANLEY INVESTMENT
MANAGEMENT LIMITED
25 Cabot Square
Canary Wharf
London, United Kingdom E14 4QA

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen American Franchise Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen American Franchise Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen American Franchise Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                            146, 246, 346, 646
                                                                  AMFRSAR 4/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-00169P-Y02/07

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen International Growth Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 28, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN A PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

       PURSUANT TO AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN VAN KAMPEN INTERNATIONAL GROWTH FUND AND 1838 INTERNATIONAL EQUITY FUND, ON DECEMBER 16, 2005, VAN KAMPEN INTERNATIONAL GROWTH FUND ACQUIRED SUBSTANTIALLY ALL OF THE ASSETS AND SUBSTANTIALLY ALL OF THE LIABILITIES OF THE 1838 INTERNATIONAL EQUITY FUND IN EXCHANGE FOR CLASS I SHARES OF VAN KAMPEN INTERNATIONAL GROWTH FUND. AS A RESULT OF THE REORGANIZATION, CLASS I SHARES OF VAN KAMPEN INTERNATIONAL GROWTH FUND ARE THE ACCOUNTING SUCCESSOR OF THE 1838 INTERNATIONAL EQUITY FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 2/28/07

                            A SHARES              B SHARES              C SHARES           I SHARES
                         since 12/19/05        since 12/19/05        since 12/19/05      since 8/3/95
-----------------------------------------------------------------------------------------------------
                                    W/MAX                 W/MAX                 W/MAX
                                    5.75%                 5.00%                 1.00%
AVERAGE ANNUAL         W/O SALES    SALES    W/O SALES    SALES    W/O SALES    SALES     W/O SALES
TOTAL RETURNS           CHARGES    CHARGES    CHARGES    CHARGES    CHARGES    CHARGES     CHARGES

Since Inception         22.46%     16.56%     21.58%     18.34%     21.61%     21.61%        9.45%

10-year                    --         --         --         --         --         --         9.92

5-year                     --         --         --         --         --         --        16.39

1-year                  18.32      11.53      17.44      12.44      17.55      16.55        18.61

6-month                 11.77       5.32      11.35       6.35      11.39      10.39        11.92
-----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least one million dollars (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least one million dollars and (iii) institutional clients with assets of at least one million dollars. Class I shares may also be held in shareholder accounts opened in connection with the reorganization of the 1838 International Equity Fund into the Fund ("Reorganization Shareholders"). Reorganization Shareholders may purchase additional Class I shares of the Fund, either directly or through the reinvestment of dividends. Figures shown above assume reinvestment of all distributions. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the fund's returns would have been lower.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2007

MARKET CONDITIONS

The international equity markets performed strongly for the six-month period ended February 28, 2007. After the sharp market sell-off in the second quarter of 2006--which was driven primarily by rising inflation, increased valuations and fears of slowing global economic growth--international equity markets demonstrated convincing resilience, and made a strong recovery over this reporting period. Moreover, a backdrop of robust corporate earnings growth and a wave of global mergers and acquisition activity further supported international stocks' gains during the period.

The U.S. Federal Open Market Committee's (the "Fed") decision to pause its monetary tightening policy in August, following two consecutive years of continuous increases of the federal funds target rate, also bolstered the international markets. These ongoing rates increases contributed to the relative weakening of the U.S. dollar, and investors in foreign companies benefited as the U.S. dollar declined against the Euro and the British pound. Although market conditions, particularly in China, turned more volatile at the end of February, Asia ex-Japan, Europe, Japan, and key emerging markets all finished the period with strong gains.

PERFORMANCE ANALYSIS

The fund returned 11.77 percent for the six months ended February 28, 2007 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the MSCI EAFE Index, returned 12.17 percent for the period.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2007

-------------------------------------------------------------
                                              MSCI EAFE
      CLASS A   CLASS B   CLASS C   CLASS I     INDEX

      11.77%    11.35%    11.39%    11.92%     12.17%
-------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Relative to the MSCI EAFE Index during the period, the fund's performance in Japan was strong, primarily due to gains in real estate development and the financial sectors. Investment in export-oriented companies also positively added to relative performance as a result of the weakened yen. Within the European region, the fund's holdings performed well, with significantly strong performance from Irish banking companies offsetting lackluster returns in the fund's continental Europe bank holdings. In the emerging markets, strong stock selection in the Indian banking segment, the Indian telecommunications sector and in Chinese retail industries further added to relative returns.

Toward the end of the period, however, the materials sector materially diminished the fund's returns. This negative effect was caused by the fund's holding of a Japanese synthetic fiber manufacturer whose earnings were depressed by ongoing high fuel costs and raw materials prices.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP TEN HOLDINGS AS OF 2/28/07
Sumitomo Realty & Development Co., Ltd.                           2.4%
Anglo Irish Bank Corp. PLC                                        2.2
Continental, AG                                                   2.1
Total, SA                                                         2.1
Erste Bank Der Oester Spark, AG                                   2.0
ING Groep, NV CVA                                                 1.9
Fortum Oyj                                                        1.9
Keppel Corp., Ltd.                                                1.9
E.ON, AG                                                          1.8
Telenor, ASA                                                      1.8

TOP FIVE INDUSTRIES AS OF 2/28/07
Diversified Banks                                                15.2%
Industrial Machinery                                              3.8
Electric Utilities                                                3.6
Pharmaceuticals                                                   3.0
Integrated Telecommunication Services                             2.6

SUMMARY OF INVESTMENTS BY COUNTRY CLASSIFICATION AS OF 2/28/07
Japan                                                            16.8%
France                                                           10.0
United Kingdom                                                    9.0
Germany                                                           8.7
Switzerland                                                       6.3
Ireland                                                           4.6
Finland                                                           4.3
Austria                                                           4.2
Netherlands                                                       4.0
Norway                                                            2.9
Singapore                                                         2.9
India                                                             2.7
Mexico                                                            2.7
Greece                                                            2.6
Hong Kong                                                         2.2
Sweden                                                            2.2
Australia                                                         1.6
Spain                                                             1.4
Canada                                                            1.4
Bermuda                                                           1.4
Cayman Islands                                                    1.3

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY COUNTRY CLASSIFICATION AS OF 2/28/07
                                       (continued from previous page)
Republic of Korea (South Korea)                                   0.9
Israel                                                            0.9
Turkey                                                            0.8
                                                                -----
Total Long-Term Investments                                      95.8
Total Repurchase Agreements                                       2.3
                                                                -----
Total Investments                                                98.1
Foreign Currency                                                  0.1
Other Assets in Excess of Liabilities                             1.8
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. The top ten holdings are as a percentage of long-term investments. The top five industries and the summary of investments by country classification are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/06 - 2/28/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/06           2/28/07       9/1/06-2/28/07
Class A
  Actual......................................    $1,000.00        $1,117.69          $ 7.30
  Hypothetical................................     1,000.00         1,017.89            6.95
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,113.46           11.21
  Hypothetical................................     1,000.00         1,014.19           10.69
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,113.85           11.22
  Hypothetical................................     1,000.00         1,014.19           10.69
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,119.21            5.99
  Hypothetical................................     1,000.00         1,019.19            5.71
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.39%, 2.14%, 2.14% and 1.14% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED)

                                                               NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
----------------------------------------------------------------------------------------
COMMON STOCKS  94.5%
AUSTRALIA  1.6%
BHP Billiton, Ltd. .........................................     410,079    $  8,799,920

AUSTRIA  4.2%
Andritz, AG.................................................      35,778       7,532,439
Erste Bank Der Oester Spark, AG.............................     141,879      10,515,419
Telekom Austria, AG.........................................     204,202       5,089,184
                                                                            ------------
                                                                              23,137,042
                                                                            ------------
BERMUDA  1.4%
Esprit Holdings, Ltd. ......................................     725,494       7,582,484
                                                                            ------------

CANADA  1.4%
EnCana Corp. ...............................................     158,721       7,714,850
                                                                            ------------

CAYMAN ISLANDS  1.3%
Parkson Retail Group, Ltd. .................................   1,175,400       7,151,987
                                                                            ------------

FINLAND  4.3%
Fortum Oyj..................................................     363,904      10,019,330
Kone Oyj, Class B...........................................     138,158       7,878,653
Neste Oil Oyj...............................................     171,096       5,466,860
                                                                            ------------
                                                                              23,364,843
                                                                            ------------
FRANCE  10.0%
AXA, SA.....................................................     217,405       9,206,966
BNP Paribas, SA.............................................      72,893       7,585,491
Essilor International, SA...................................      77,056       8,776,860
LVMH Moet-Hennessy Louis Vuitton, SA........................      53,393       5,898,272
Schneider Electric, SA......................................      56,933       6,888,825
Total, SA...................................................     164,678      11,067,805
Vallourec, SA...............................................      23,310       5,750,602
                                                                            ------------
                                                                              55,174,821
                                                                            ------------
GERMANY  7.4%
Celesio, AG.................................................     120,352       6,809,964
Continental, AG.............................................      89,852      11,208,788
Deutsche Bank, AG...........................................      55,209       7,240,780
E.ON, AG....................................................      73,603       9,646,878
SAP, AG.....................................................     121,907       5,624,023
                                                                            ------------
                                                                              40,530,433
                                                                            ------------
GREECE  2.6%
Coca-Cola Hellenic Bottling Co., SA.........................     162,295       6,307,132
National Bank of Greece, SA.................................     155,973       8,079,354
                                                                            ------------
                                                                              14,386,486
                                                                            ------------
HONG KONG  2.2%
China Resources Power Holdings Co., Ltd. ...................   5,080,000       7,181,113
CNOOC, Ltd. ................................................   6,413,000       5,176,337
                                                                            ------------
                                                                              12,357,450
                                                                            ------------

See Notes to Financial Statements                                              9

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
----------------------------------------------------------------------------------------
INDIA  2.7%
Bharti Airtel, Ltd. (a).....................................     404,700    $  6,629,420
ICICI Bank, Ltd.--ADR.......................................     210,163       8,055,548
                                                                            ------------
                                                                              14,684,968
                                                                            ------------
IRELAND  4.6%
Allied Irish Banks PLC......................................     242,818       7,126,410
Anglo Irish Bank Corp. PLC..................................     538,847      11,443,205
CRH PLC.....................................................     159,521       6,642,833
                                                                            ------------
                                                                              25,212,448
                                                                            ------------
ISRAEL  0.9%
Teva Pharmaceutical Industries, Ltd.--ADR...................     137,507       4,889,749
                                                                            ------------

JAPAN  16.8%
Canon, Inc. ................................................     143,400       7,754,961
Casio Computer Co., Ltd. ...................................     292,300       6,450,886
Credit Saison Co., Ltd. ....................................     151,100       4,981,832
Daiwa Securities Group, Inc. ...............................     527,000       6,646,257
Hoya Corp. .................................................     149,600       5,163,905
Kobe Steel, Ltd. ...........................................   1,647,000       6,596,753
Kubota Corp. ...............................................     673,000       6,646,531
ORIX Corp. .................................................      20,140       5,593,824
Sharp Corp. ................................................     352,000       6,502,123
Shin-Etsu Chemical Co., Ltd. ...............................      88,400       5,525,405
Sumitomo Realty & Development Co., Ltd. ....................     321,000      12,748,927
Terumo Corp. ...............................................     145,100       5,540,041
Toray Industries, Inc. .....................................     807,000       5,809,539
Toyota Motor Corp. .........................................     101,300       6,625,653
                                                                            ------------
                                                                              92,586,637
                                                                            ------------
MEXICO  2.7%
America Movil, SA de CV, Ser L--ADR.........................     148,144       6,488,707
Wal-Mart de Mexico, SA de CV, Ser V--ADR....................     211,047       8,130,290
                                                                            ------------
                                                                              14,618,997
                                                                            ------------
NETHERLANDS  4.0%
ING Groep, NV CVA...........................................     239,472      10,232,516
Reed Elsevier, NV...........................................     297,716       5,248,920
Royal Numico, NV............................................     120,844       6,226,341
                                                                            ------------
                                                                              21,707,777
                                                                            ------------
NORWAY  2.9%
Telenor, ASA................................................     503,776       9,309,990
TGS Nopec Geophysical Company, ASA (a)......................     320,957       6,601,252
                                                                            ------------
                                                                              15,911,242
                                                                            ------------
REPUBLIC OF KOREA (SOUTH KOREA)  0.9%
Samsung Electronics Co., Ltd.--GDR (b)......................      16,505       4,955,560
                                                                            ------------

 10                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
----------------------------------------------------------------------------------------
SINGAPORE  2.9%
DBS Group Holdings, Ltd. ...................................     426,255    $  6,005,448
Keppel Corp., Ltd. .........................................     831,900       9,860,331
                                                                            ------------
                                                                              15,865,779
                                                                            ------------
SPAIN  1.4%
Banco Popular Espanol, SA...................................     401,645       7,881,416
                                                                            ------------

SWEDEN  2.2%
Ericsson, AB, Class B.......................................   1,499,422       5,367,477
Getinge, AB, Class B........................................     331,017       6,839,276
                                                                            ------------
                                                                              12,206,753
                                                                            ------------
SWITZERLAND  6.3%
ABB, Ltd. ..................................................     517,936       8,641,704
Nestle, SA..................................................      21,274       7,920,289
Novartis, AG................................................      99,799       5,543,978
Roche Holding, AG...........................................      34,580       6,156,994
SGS, SA.....................................................       5,803       6,544,154
                                                                            ------------
                                                                              34,807,119
                                                                            ------------
TURKEY  0.8%
Akbank, TAS.................................................     134,572         887,828
Akbank, TAS--ADR............................................     252,170       3,315,909
                                                                            ------------
                                                                               4,203,737
                                                                            ------------
UNITED KINGDOM  9.0%
Barclays PLC................................................     564,294       8,175,916
Capita Group PLC............................................     518,861       6,589,381
Prudential PLC..............................................     489,193       6,479,618
Reckitt Benckiser PLC.......................................     150,154       7,546,459
Royal Bank of Scotland Group PLC............................     196,278       7,722,571
SABMiller PLC...............................................     271,390       5,997,432
Tesco PLC...................................................     850,740       7,204,491
                                                                            ------------
                                                                              49,715,868
                                                                            ------------

TOTAL COMMON STOCKS  94.5%...............................................    519,448,366
                                                                            ------------

PREFERRED STOCKS  1.3%
GERMANY  1.3%
Porsche, AG.................................................       5,273       6,901,153
                                                                            ------------
TOTAL LONG-TERM INVESTMENTS  95.8%
(Cost $466,523,278)......................................................    526,349,519
                                                                            ------------

See Notes to Financial Statements                                             11

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

DESCRIPTION                                                                  VALUE
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  2.3%
Citigroup Global Markets, Inc. ($2,798,697 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.27%, dated 02/28/07, to be sold on 03/01/07 at $2,799,106).........   $  2,798,697
State Street Bank & Trust Co. ($9,938,303 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.12%, dated 02/28/07, to be sold on 03/01/07 at $9,939,717).........      9,938,303
                                                                          ------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $12,737,000)...................................................     12,737,000
                                                                          ------------

TOTAL INVESTMENTS  98.1%
  (Cost $479,260,278)..................................................    539,086,519
FOREIGN CURRENCY  0.1%
  (Cost $428,285)......................................................        429,098
OTHER ASSETS IN EXCESS OF LIABILITIES  1.8%............................      9,972,066
                                                                          ------------

NET ASSETS  100.0%.....................................................   $549,487,683
                                                                          ============

Percentages are calculated as a percentage of net assets.

Securities with total market value equal to $487,754,466 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR--American Depositary Receipt

CVA--Certification Van Aandelen

GDR--Global Depositary Receipt

 12                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

SUMMARY OF LONG-TERM INVESTMENTS BY INDUSTRY CLASSIFICATION

                                                                              PERCENT OF
INDUSTRY                                                         VALUE        NET ASSETS
----------------------------------------------------------------------------------------
Diversified Banks...........................................  $ 83,478,607       15.2%
Industrial Machinery........................................    21,161,694        3.8
Electric Utilities..........................................    19,666,208        3.6
Pharmaceuticals.............................................    16,590,721        3.0
Integrated Telecommunication Services.......................    14,399,173        2.6
Packaged Foods & Meats......................................    14,146,630        2.6
Automobile Manufacturers....................................    13,526,806        2.5
Wireless Telecommunication Services.........................    13,118,127        2.4
Consumer Electronics........................................    12,953,009        2.4
Oil & Gas Exploration & Production..........................    12,891,187        2.3
Real Estate Management & Development........................    12,748,927        2.3
Health Care Equipment.......................................    12,379,317        2.2
Tires & Rubber..............................................    11,208,788        2.0
Integrated Oil & Gas........................................    11,067,805        2.0
Consumer Finance............................................    10,575,656        1.9
Other Diversified Financial Services........................    10,232,516        1.9
Industrial Conglomerates....................................     9,860,330        1.8
Multi-Line Insurance........................................     9,206,966        1.7
Diversified Metals & Mining.................................     8,799,920        1.6
Health Care Supplies........................................     8,776,860        1.6
Heavy Electrical Equipment..................................     8,641,704        1.6
Hypermarkets & Super Centers................................     8,130,290        1.5
Office Electronics..........................................     7,754,961        1.4
Apparel Retail..............................................     7,582,484        1.4
Household Products..........................................     7,546,459        1.4
Diversified Capital Markets.................................     7,240,780        1.3
Food Retail.................................................     7,204,491        1.3
Independent Power Producers & Energy Traders................     7,181,113        1.3
Department Stores...........................................     7,151,987        1.3
Electrical Components & Equipment...........................     6,888,825        1.3
Health Care Distributors....................................     6,809,964        1.2
Construction & Farm Machinery & Heavy Trucks................     6,646,531        1.2
Investment Banking & Brokerage..............................     6,646,257        1.2
Construction Materials......................................     6,642,833        1.2
Oil & Gas Equipment & Services..............................     6,601,252        1.2
Steel.......................................................     6,596,753        1.2
Human Resource & Employment Services........................     6,589,381        1.2
Diversified Commercial & Professional Services..............     6,544,154        1.2
Life & Health Insurance.....................................     6,479,618        1.2
Soft Drinks.................................................     6,307,132        1.1
Brewers.....................................................     5,997,432        1.1
Apparel, Accessories & Luxury Goods.........................     5,898,272        1.1
Commodity Chemicals.........................................     5,809,539        1.1
Application Software........................................     5,624,023        1.0
Specialty Chemicals.........................................     5,525,405        1.0
Oil & Gas Refining & Marketing..............................     5,466,860        1.0
Communications Equipment....................................     5,367,478        1.0

See Notes to Financial Statements                                             13

VAN KAMPEN INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

                                                                              PERCENT OF
INDUSTRY                                                         VALUE        NET ASSETS
----------------------------------------------------------------------------------------
Publishing..................................................     5,248,920        1.0
Electronic Equipment Manufacturers..........................     5,163,905        0.9
Semiconductor Equipment.....................................     4,955,560        0.9
Consumer Finance............................................     3,315,909        0.6
                                                              ------------       ----
                                                              $526,349,519       95.8%
                                                              ============       ====

 14                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $479,260,278).......................  $539,086,519
Foreign Currency (Cost $428,285)............................       429,098
Cash........................................................           432
Receivables:
  Fund Shares Sold..........................................    19,051,325
  Dividends.................................................       414,628
  Interest..................................................         1,823
Other.......................................................         9,452
                                                              ------------
    Total Assets............................................   558,993,277
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     7,996,981
  Fund Shares Repurchased...................................       619,310
  Investment Advisory Fee...................................       303,587
  Distributor and Affiliates................................       227,942
Accrued Expenses............................................       335,455
Trustees' Deferred Compensation and Retirement Plans........        22,319
                                                              ------------
    Total Liabilities.......................................     9,505,594
                                                              ------------
NET ASSETS..................................................  $549,487,683
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $494,639,665
Net Unrealized Appreciation.................................    59,702,107
Accumulated Undistributed Net Investment Income.............    (1,363,395)
Accumulated Net Realized Loss...............................    (3,490,694)
                                                              ------------
NET ASSETS..................................................  $549,487,683
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $400,943,902 and 19,164,193 shares of
    beneficial interest issued and outstanding).............  $      20.92
    Maximum sales charge (5.75%* of offering price).........          1.28
                                                              ------------
    Maximum offering price to public........................  $      22.20
                                                              ============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $36,170,559 and 1,741,686 shares of
    beneficial interest issued and outstanding).............  $      20.77
                                                              ============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $19,720,009 and 949,065 shares of
    beneficial interest issued and outstanding).............  $      20.78
                                                              ============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $92,653,213 and 4,419,532 shares of
    beneficial interest issued and outstanding).............  $      20.96
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             15

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 28, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $96,206).....  $ 1,314,511
Interest....................................................      185,047
                                                              -----------
    Total Income............................................    1,499,558
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................    1,490,173
Distribution (12b-1) and Service Fees
  Class A...................................................      360,578
  Class B...................................................      134,371
  Class C...................................................       68,132
Transfer Agent Fees.........................................      292,996
Custody.....................................................      194,216
Registration and Filing Fees................................       74,010
Accounting and Administrative Expenses......................       55,625
Professional Fees...........................................       38,722
Reports to Shareholders.....................................       18,855
Trustees' Fees and Related Expenses.........................       15,577
Other.......................................................       75,637
                                                              -----------
    Total Expenses..........................................    2,818,892
    Less Credits Earned on Cash Balances....................       19,405
                                                              -----------
    Net Expenses............................................    2,799,487
                                                              -----------
NET INVESTMENT LOSS.........................................  $(1,299,929)
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   434,822
  Foreign Currency Transactions.............................     (100,580)
                                                              -----------
Net Realized Gain...........................................      334,242
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   17,834,931
                                                              -----------
  End of the Period:
    Investments.............................................   59,826,241
    Foreign Currency Translation............................     (124,134)
                                                              -----------
                                                               59,702,107
                                                              -----------
Net Unrealized Appreciation During the Period...............   41,867,176
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $42,201,418
                                                              ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $40,901,489
                                                              ===========

 16                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE             FOR THE
                                                          SIX MONTHS ENDED      PERIOD ENDED
                                                          FEBRUARY 28, 2007    AUGUST 31, 2006
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income/Loss..............................    $ (1,299,929)       $  1,158,916
Net Realized Gain.......................................         334,242              73,411
Net Unrealized Appreciation During the Period...........      41,867,176          12,568,487
                                                            ------------        ------------
Change in Net Assets from Operations....................      40,901,489          13,800,814
                                                            ------------        ------------

Distributions from Net Investment Income:
  Class A Shares........................................        (864,122)                -0-
  Class B Shares........................................         (40,779)                -0-
  Class C Shares........................................         (18,422)                -0-
  Class I Shares........................................        (250,770)            (57,268)
                                                            ------------        ------------
Total Distributions.....................................      (1,174,093)            (57,268)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.....      39,727,396          13,743,546
                                                            ------------        ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...............................     241,673,078         264,521,996
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..........................................         963,632                 -0-
Cost of Shares Repurchased..............................     (17,429,386)        (11,995,759)
                                                            ------------        ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS......     225,207,324         252,526,237
                                                            ------------        ------------
TOTAL INCREASE IN NET ASSETS............................     264,934,720         266,269,783
NET ASSETS:
Beginning of the Period.................................     284,552,963          18,283,180
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $(1,363,395) and $1,110,627,
  respectively).........................................    $549,487,683        $284,552,963
                                                            ============        ============

See Notes to Financial Statements                                             17

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             SIX MONTHS     DECEMBER 19, 2005
                                                               ENDED        (COMMENCEMENT OF
CLASS A SHARES                                              FEBRUARY 28,     OPERATIONS) TO
                                                                2007         AUGUST 31, 2006
                                                            ---------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................    $18.77            $16.47
                                                               ------            ------
  Net Investment Income/Loss (a)...........................      (.06)              .15
  Net Realized and Unrealized Gain.........................      2.27              2.15
                                                               ------            ------
Total from Investment Operations...........................      2.21              2.30
Less Distributions from Net Investment Income..............       .06               -0-
                                                               ------            ------
NET ASSET VALUE, END OF THE PERIOD.........................    $20.92            $18.77
                                                               ======            ======

Total Return* (b)..........................................    11.77%**          13.96%**
Net Assets at End of the Period (In millions)..............    $400.9            $209.4
Ratio of Expenses to Average Net Assets* (c)...............     1.39%             1.52%
Ratio of Net Investment Income/Loss to Average Net
  Assets*..................................................     (.62%)            1.22%
Portfolio Turnover.........................................        8%**             14%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c).............       N/A             1.80%
   Ratio of Net Investment Income to Average Net Assets....       N/A              .94%

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended August 31, 2006.

N/A=Not Applicable

 18                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             SIX MONTHS     DECEMBER 19, 2005
                                                               ENDED        (COMMENCEMENT OF
CLASS B SHARES                                              FEBRUARY 28,     OPERATIONS) TO
                                                                2007         AUGUST 31, 2006
                                                            ---------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................    $18.68            $16.47
                                                               ------            ------
  Net Investment Income/Loss (a)...........................      (.14)              .05
  Net Realized and Unrealized Gain.........................      2.26              2.16
                                                               ------            ------
Total from Investment Operations...........................      2.12              2.21
Less Distributions from Net Investment Income..............       .03               -0-
                                                               ------            ------
NET ASSET VALUE, END OF THE PERIOD.........................    $20.77            $18.68
                                                               ======            ======

Total Return* (b)..........................................    11.35%**          13.42%**
Net Assets at End of the Period (In millions)..............    $ 36.2            $ 18.5
Ratio of Expenses to Average Net Assets* (c)...............     2.14%             2.27%
Ratio of Net Investment Income/Loss to Average Net
  Assets*..................................................    (1.37%)             .43%
Portfolio Turnover.........................................        8%**             14%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c).............       N/A             2.53%
   Ratio of Net Investment Income to Average Net Assets....       N/A              .17%

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended August 31, 2006.

N/A=Not Applicable

See Notes to Financial Statements                                             19

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                             SIX MONTHS     DECEMBER 19, 2005
                                                               ENDED        (COMMENCEMENT OF
CLASS C SHARES                                              FEBRUARY 28,     OPERATIONS) TO
                                                                2007         AUGUST 31, 2006
                                                            ---------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................    $18.68            $16.47
                                                               ------            ------
  Net Investment Income/Loss (a)...........................      (.14)              .05
  Net Realized and Unrealized Gain.........................      2.27              2.16
                                                               ------            ------
Total from Investment Operations...........................      2.13              2.21
Less Distributions from Net Investment Income..............      0.03               -0-
                                                               ------            ------
NET ASSET VALUE, END OF THE PERIOD.........................    $20.78            $18.68
                                                               ======            ======
Total Return* (b)..........................................    11.39%**          13.42%**
Net Assets at End of the Period (In millions)..............    $ 19.7            $  9.8
Ratio of Expenses to Average Net Assets* (c)...............     2.14%             2.27%
Ratio of Net Investment Income/Loss to Average Net
  Assets*..................................................    (1.37%)             .42%
Portfolio Turnover.........................................        8%**             14%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c).............       N/A             2.51%
   Ratio of Net Investment Income to Average Net Assets....       N/A              .19%

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended August 31, 2006.

N/A=Not Applicable

 20                                            See Notes to Financial Statements

VAN KAMPEN INTERNATIONAL GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS    NOVEMBER 1,
                                     ENDED         2005 TO            YEAR ENDED OCTOBER 31,
CLASS I SHARES                    FEBRUARY 28,    AUGUST 31,    ----------------------------------
                                      2007           2006        2005     2004     2003     2002
                                  ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................    $18.80         $15.36      $12.57   $10.50   $ 8.50   $  9.89
                                     ------         ------      ------   ------   ------   -------
  Net Investment Income/Loss.....      (.04)(a)        .16(a)      .13      .10      .05       .01
  Net Realized and Unrealized
    Gain/Loss....................      2.27           3.33        2.66     1.97     1.95     (1.40)
                                     ------         ------      ------   ------   ------   -------
Total from
  Investment Operations..........      2.23           3.49        2.79     2.07     2.00     (1.39)
Less Distributions from Net
  Investment Income..............       .07            .05         -0-      -0-      -0-       -0-
                                     ------         ------      ------   ------   ------   -------
NET ASSET VALUE, END OF THE
  PERIOD.........................    $20.96         $18.80      $15.36   $12.57   $10.50   $  8.50
                                     ======         ======      ======   ======   ======   =======

Total Return* (b)................    11.92%**       22.68%**    22.20%   19.71%   23.53%   -14.05%
Net Assets at End of the Period
  (In millions)..................    $ 92.7         $ 46.8      $ 18.3   $ 30.0   $ 50.1   $  56.5
Ratio of Expenses to Average Net
  Assets* (c)....................     1.14%          1.27%       1.25%    1.25%    1.23%     1.10%
Ratio of Net Investment
  Income/Loss to Average Net
  Assets*........................     (.37%)         1.14%        .64%     .63%     .55%      .80%
Portfolio Turnover...............        8%**          14%**       17%      37%      46%       32%
*  If certain expenses had not been voluntarily assumed by the Adviser, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average
     Net Assets (c)..............       N/A          1.89%       2.37%    1.48%      N/A       N/A
   Ratio of Net Investment
     Income/Loss to Average Net
     Assets......................       N/A           .52%       (.48%)    .40%      N/A       N/A

**  Non-annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended August 31, 2006.

N/A=Not Applicable

See Notes to Financial Statements                                             21

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen International Growth Fund (the "Fund"), formerly known as the 1838 International Equity Fund, is organized as a series of the Van Kampen Equity Trust II, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek capital appreciation, with a secondary objective of income, by investing primarily in a diversified portfolio of equity securities of foreign issuers. The Fund commenced investment operations on August 3, 1995. Pursuant to an agreement and plan of reorganization between the Fund and 1838 International Equity Fund, at the close of business on December 16, 2005, the Fund acquired substantially all of the net assets of the 1838 International Equity Fund in exchange for Class I Shares of the Fund through a tax-free exchange under Section 368 of the Internal Revenue Code. As a result of the reorganization, Class I Shares of the Fund are the accounting successor of the 1838 International Equity Fund and the fiscal year end changed from October 31 to August 31. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class I Shares, and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class. There were no sales of Class R Shares for the period ended February 28, 2007.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued using quoted foreign exchange rates.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    The Fund intends to utilize provisions of the federal income tax law which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $137,452. At August 31, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $3,726,175 which will expire on August 31, 2010.

    At February 28, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $479,359,039
                                                              ============
Gross tax unrealized appreciation...........................  $ 64,666,520
Gross tax unrealized depreciation...........................    (4,939,040)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 59,727,480
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

    The tax character of distributions paid during the period ended August 31, 2006 was as follows:

Distributions paid from:
Ordinary income.............................................  $57,268
Long-term capital gain......................................      -0-
                                                              -------
                                                              $57,268
                                                              =======

    As of August 31, 2006, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................  $1,174,415

    Net realized gains and losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. FOREIGN CURRENCY TRANSLATION The market values of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gain and loss on foreign currency transactions include the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

G. EXPENSE REDUCTIONS During the six months ended February 28, 2007, the Fund's custody fee was reduced by $19,405 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $1 billion............................................      .75%
Over $1 billion.............................................      .70

    For the six months ended February 28, 2007, the Fund recognized expenses of approximately $9,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

fund. For the six months ended February 28, 2007, the Fund recognized expenses of approximately $30,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2007, the Fund recognized expenses of approximately $272,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $7,722 are included in "Other" assets on the Statement of Assets and Liabilities at February 28, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 28, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $563,800 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $16,300. Sales charges do not represent expenses of the Fund.

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended February 28, 2007 and the period ended August 31, 2006, transactions were as follows:

                                              FOR THE                       FOR THE
                                          SIX MONTHS ENDED                PERIOD ENDED
                                         FEBRUARY 28, 2007              AUGUST 31, 2006
                                     --------------------------    --------------------------
                                       SHARES         VALUE          SHARES         VALUE
Sales:
  Class A..........................   8,662,475    $175,918,600    11,579,500    $208,721,999
  Class B..........................     842,693      16,900,622     1,041,192      18,886,189
  Class C..........................     455,545       9,266,961       540,431       9,851,304
  Class I..........................   1,969,777      39,586,895     1,482,489      27,062,504
                                     ----------    ------------    ----------    ------------
Total Sales........................  11,930,490    $241,673,078    14,643,612    $264,521,996
                                     ==========    ============    ==========    ============
Dividend Reinvestment:
  Class A..........................      40,696    $    844,847           -0-    $        -0-
  Class B..........................       1,892          39,050           -0-             -0-
  Class C..........................         730          15,065           -0-             -0-
  Class I..........................       3,109          64,670           -0-             -0-
                                     ----------    ------------    ----------    ------------
Total Dividend Reinvestment........      46,427    $    963,632           -0-    $        -0-
                                     ==========    ============    ==========    ============
Repurchases:
  Class A..........................    (696,667)   $(14,023,846)     (421,811)   $ (7,521,189)
  Class B..........................     (95,500)     (1,935,265)      (48,591)       (876,249)
  Class C..........................     (29,888)       (609,498)      (17,753)       (319,506)
  Class I..........................     (43,853)       (860,777)     (182,436)     (3,278,815)
                                     ----------    ------------    ----------    ------------
Total Repurchases..................    (865,908)   $(17,429,386)     (670,591)   $(11,995,759)
                                     ==========    ============    ==========    ============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund. For the six months ended February 28, 2007, the Fund received redemption fees of approximately $8,700, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $233,650,507 and $31,604,622, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $491,600 and $57,900 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the foreign currency exposure, maturity, or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a forward commitment. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the forward commitment.

    Purchasing securities or foreign currency on a forward commitment involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. Selling securities or foreign currency on a forward commitment involves different risks and can result in losses more significant than those arising from the purchase of such securities. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original value of the contract and the closing value of such contract is included as a component on realized gain/loss on foreign currency transactions. As of February 28, 2007, there were no forward foreign currency contracts outstanding.

8. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to

VAN KAMPEN INTERNATIONAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on February 29, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN INTERNATIONAL GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen International Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen International Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen International Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                        34, 134, 234, 634, 334
                                                                   IGFSAR 4/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-00167P-Y02/07

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Equity Premium Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 28, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 2/28/07

                              A SHARES             B SHARES             C SHARES          I SHARES
                           since 6/26/06        since 6/26/06        since 6/26/06      since 6/26/06
-----------------------------------------------------------------------------------------------------
                                     W/MAX                W/MAX                W/MAX
                                     5.75%                5.00%                1.00%
AVERAGE ANNUAL           W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS             CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception           11.33%      4.93%    10.67%      5.67%    10.79%      9.79%      11.32%

6-month                    7.31%      1.12%     6.87%      1.87%     6.97%      5.97%       7.27%
-----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. Class I shares are offered without any sales charges on purchases or sales and without any distribution (Rule 12b-1) fee and service fee. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least one million dollars (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least one million dollars and (iii) institutional clients with assets of at least one million dollars. Figures shown above assume reinvestment of all distributions. The fund's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/ reimbursements, the fund's returns would have been lower.

The S&P 500 Stock Index is generally representative of the U.S. stock market. The index does not include any expenses, fees or sales charges, which would lower performance. The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) "writing" (or selling) the near-term S&P 500 Index (SPX(SM)) "covered" call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written. Indexes are unmanaged and should not be considered investments. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2007

MARKET CONDITIONS

Early in the reporting period, market conditions were recovering from a downturn that occurred in May and June of 2006, when concerns about the slowing economy, higher inflation, rising interest rates and soaring oil prices pushed market volatility to levels not seen in several years. By August, however, conditions stabilized and stocks returned to positive territory. The Federal Open Market Committee (the "Fed") left the target federal funds rate unchanged for the remainder of 2006, which helped alleviate investors' worries that the Fed's two years of monetary tightening would cool the economy too much. Disappointing third quarter gross domestic product (GDP) data did not halt stocks' advance in the fourth quarter. Additionally, consumer spending and confidence, on the whole, did not flag any significant trouble, although consumer debt levels garnered greater attention toward the end of the year. Warmer weather helped energy prices ease in the final months of 2006, and gasoline prices also declined. The jobs market softened but was still in line with expectations, and inflation data reported at year-end did not cause much of a stir. In early 2007, the market slowed its advance, although economic data in the form of payroll, jobs growth and consumer sentiment were received positively. Oil prices continued to retreat in January, and fourth quarter GDP exceeded expectations. At the end of the month, the Fed left the rate unchanged and in its official comments suggested a more upbeat view of the economy. While February began on a generally positive note, stock prices moved sharply lower in the final days of the month. China's equity market dropped significantly, spurring stock volatility in markets across the world. Furthermore, difficulties in the subprime mortgage market and comments made by former Fed Chairman Alan Greenspan reignited recessionary fears in the U.S.

PERFORMANCE ANALYSIS

The fund returned 7.31 percent for the six months ended February 28, 2007 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, a blend of 75 percent CBOE BXM Index and 25 percent S&P 500(R) Index, returned
6.51 percent for the period.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2007

------------------------------------------------------------------
                                                 75% CBOE
                                              BXM INDEX/25%
                                                S&P 500(R)
      CLASS A   CLASS B   CLASS C   CLASS I       INDEX

       7.31%     6.87%     6.97%     7.27%        6.51%
------------------------------------------------------------------

THE PERFORMANCE FOR THE FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

The fund's investments in the consumer discretionary and industrials sectors were the primary contributors to outperformance relative to the S&P 500 Index during the period. Within the consumer discretionary sector, a number of retailers drove strong gains for the fund due to better-than-expected holiday sales. In the industrials sector, the fund's transportation stocks bolstered performance as declining energy prices, and therefore lower fuel costs, had a positive impact on selected airline and railroad companies' profit margins. The options strategy generated short term capital gain from option premiums during the period but also prevented the fund from realizing all of the stock market's gains each month. As the market rallied, investors exercised their options and the call-writing strategy underperformed, which is typical in periods of rapidly rising stock prices.

Although all sectors represented in the fund's portfolio had positive returns on an absolute basis during the six-month period, certain sectors detracted from performance on a relative basis. The fund lacked exposure to the rallying utilities sector, which advanced strongly on a high-profile takeover announcement within the sector. In the health care sector, below-market performance was mainly localized to company-specific weakness. A product recall hurt the earnings outlook for one of the fund's holdings and another holding was outbid by a competitor on a major service contract.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP 10 HOLDINGS AS OF 2/28/07
Exxon Mobil Corp.                                                  2.3%
Bank of America Corp.                                              2.0
AT&T, Inc.                                                         2.0
Cisco Systems, Inc.                                                1.7
Altria Group, Inc.                                                 1.7
Hewlett-Packard Co.                                                1.6
International Business Machines Corp.                              1.5
Goldman Sachs Group, Inc.                                          1.5
Johnson & Johnson                                                  1.5
J.P. Morgan Chase & Co.                                            1.4

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/28/07
Integrated Oil & Gas                                               5.6%
Pharmaceuticals                                                    5.0
Investment Banking & Brokerage                                     4.9
Other Diversified Financial Services                               4.5
Communications Equipment                                           4.4
Aerospace & Defense                                                3.5
Computer Hardware                                                  3.5
Managed Health Care                                                3.5
Internet Retail                                                    2.9
Property & Casualty Insurance                                      2.8
Tobacco                                                            2.7
Industrial Conglomerates                                           2.4
Department Stores                                                  2.3
Broadcasting & Cable TV                                            2.2
Health Care Distributors                                           1.9
Life Sciences Tools & Services                                     1.9
Restaurants                                                        1.8
Multi-Line Insurance                                               1.8
Systems Software                                                   1.7
Apparel Retail                                                     1.7
Drug Retail                                                        1.4
Specialized Finance                                                1.4
Railroads                                                          1.4
Thrifts & Mortgage Finance                                         1.3
Semiconductors                                                     1.3
Movies & Entertainment                                             1.3
Construction & Farm Machinery & Heavy Trucks                       1.3
Residential REIT's                                                 1.2
Household Products                                                 1.2
Oil & Gas Refining & Marketing                                     1.1
Exchange Traded Fund                                               1.1
Electric Utilities                                                 1.0
Health Care Services                                               1.0
Health Care Equipment                                              0.9
Household Appliances                                               0.9
Consumer Finance                                                   0.8
Air Freight & Logistics                                            0.8
Oil & Gas Equipment & Services                                     0.7
Steel                                                              0.7
Oil & Gas Storage & Transportation                                 0.7

                                              (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/28/07
                                        (continued from previous page)
Fertilizers & Agricultural Chemicals                               0.7%
Packaged Foods & Meats                                             0.7
Agricultural Products                                              0.7
Apparel, Accessories & Luxury Goods                                0.7
Commodity Chemicals                                                0.6
Application Software                                               0.6
Internet Software & Services                                       0.6
Computer Storage & Peripherals                                     0.5
Airlines                                                           0.5
Computer & Electronics Retail                                      0.5
Electronic Equipment Manufacturers                                 0.5
Soft Drinks                                                        0.5
Auto Parts & Equipment                                             0.5
Data Processing & Outsourced Services                              0.5
Mortgage REIT's                                                    0.4
IT Consulting & Other Services                                     0.4
Aluminum                                                           0.4
Oil & Gas Drilling                                                 0.4
Personal Products                                                  0.4
Distillers & Vintners                                              0.4
Diversified Banks                                                  0.3
Diversified Chemicals                                              0.3
Semiconductor Equipment                                            0.3
Publishing                                                         0.2
Industrial Machinery                                               0.2
Asset Management & Custody Banks                                   0.0*
Office                                                             0.0*
                                                                ------
Total Long-Term Investments                                       94.3
Total Repurchase Agreements                                        4.3
                                                                ------
Total Investments                                                 98.6
Other Assets in Excess of Liabilities                              1.7
Written Options                                                   (0.3)
                                                                ------
Net Assets                                                       100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1-800-847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/06 - 2/28/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/06           2/28/07       9/1/06-2/28/07
Class A
  Actual......................................    $1,000.00        $1,073.12          $6.48
  Hypothetical................................     1,000.00         1,018.59           6.31
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,068.67          10.31
  Hypothetical................................     1,000.00         1,014.79          10.04
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,069.71          10.31
  Hypothetical................................     1,000.00         1,014.79          10.04
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,072.70           5.19
  Hypothetical................................     1,000.00         1,019.89           5.06
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.26%, 2.01%, 2.01% and 1.01% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). These expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED)

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS  94.3%
AEROSPACE & DEFENSE  3.5%
Boeing Co. .................................................     12,139    $    1,059,370
General Dynamics Corp. .....................................     13,190         1,008,507
Honeywell International, Inc. ..............................     17,670           820,595
Lockheed Martin Corp. ......................................     13,275         1,291,392
Northrop Grumman Corp. .....................................     16,243         1,167,060
Raytheon Co. ...............................................     12,209           653,792
United Technologies Corp. ..................................     26,575         1,744,117
                                                                           --------------
                                                                                7,744,833
                                                                           --------------
AGRICULTURAL PRODUCTS  0.7%
Archer-Daniels-Midland Co. .................................     43,789         1,505,466
                                                                           --------------

AIR FREIGHT & LOGISTICS  0.8%
FedEx Corp. ................................................      9,441         1,077,973
United Parcel Service, Inc., Class B........................      9,821           689,336
                                                                           --------------
                                                                                1,767,309
                                                                           --------------
AIRLINES  0.5%
AMR Corp. (a)...............................................     16,408           559,349
Continental Airlines, Inc., Class B (a).....................     14,640           579,744
                                                                           --------------
                                                                                1,139,093
                                                                           --------------
ALUMINUM  0.4%
Alcan, Inc. (Canada)........................................     11,835           615,183
Alcoa, Inc. ................................................     10,283           343,555
                                                                           --------------
                                                                                  958,738
                                                                           --------------
APPAREL, ACCESSORIES & LUXURY GOODS  0.7%
Coach, Inc. (a).............................................     17,786           839,499
Polo Ralph Lauren Corp., Class A............................      7,562           657,743
                                                                           --------------
                                                                                1,497,242
                                                                           --------------
APPAREL RETAIL  1.7%
Abercrombie & Fitch Co., Class A............................     10,393           812,421
American Eagle Outfitters, Inc. ............................     35,565         1,104,293
Chico's FAS, Inc. (a).......................................     22,706           509,295
The Men's Wearhouse, Inc. ..................................     27,681         1,225,715
                                                                           --------------
                                                                                3,651,724
                                                                           --------------
APPLICATION SOFTWARE  0.6%
Citrix Systems, Inc. (a)....................................     21,636           696,679
Synopsys, Inc. (a)..........................................     24,379           623,615
                                                                           --------------
                                                                                1,320,294
                                                                           --------------
ASSET MANAGEMENT & CUSTODY BANKS  0.0%
Janus Capital Group, Inc. ..................................        713            15,151
Legg Mason, Inc. ...........................................        112            11,507
                                                                           --------------
                                                                                   26,658
                                                                           --------------
AUTO PARTS & EQUIPMENT  0.5%
Johnson Controls, Inc. .....................................     11,557         1,084,047
                                                                           --------------

See Notes to Financial Statements                                              9

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
BIOTECHNOLOGY  1.3%
Amgen, Inc. (a).............................................     15,214    $      977,652
Genentech, Inc. (a).........................................      7,548           636,825
Gilead Sciences, Inc. (a)...................................     12,665           906,307
OSI Pharmaceuticals, Inc. (a)...............................      9,678           334,859
                                                                           --------------
                                                                                2,855,643
                                                                           --------------
BROADCASTING & CABLE TV  0.9%
Comcast Corp., Class A (a)..................................     75,581         1,943,930
                                                                           --------------

BUILDING PRODUCTS  0.3%
USG Corp. (a)...............................................     11,280           611,263
                                                                           --------------

CASINOS & GAMING  0.3%
Harrah's Entertainment, Inc. ...............................      8,375           707,604
                                                                           --------------

COMMODITY CHEMICALS  0.0%
Tronox, Inc., Class B.......................................        340             5,046
                                                                           --------------

COMMUNICATIONS EQUIPMENT  4.4%
ADC Telecommunications, Inc. (a)............................     38,465           631,595
Cisco Systems, Inc. (a).....................................    145,630         3,777,642
Comverse Technology, Inc. (a)...............................     26,033           572,205
Corning, Inc. (a)...........................................     94,296         1,945,327
Motorola, Inc. .............................................     61,577         1,140,406
QUALCOMM, Inc. .............................................     15,162           610,725
Tellabs, Inc. (a)...........................................    101,976         1,068,709
                                                                           --------------
                                                                                9,746,609
                                                                           --------------
COMPUTER & ELECTRONICS RETAIL  0.5%
Best Buy Co., Inc. .........................................     24,338         1,130,987
                                                                           --------------

COMPUTER HARDWARE  3.5%
Apple Computer, Inc. (a)....................................      7,848           664,019
Hewlett-Packard Co. ........................................     91,814         3,615,635
International Business Machines Corp. ......................     36,175         3,364,637
                                                                           --------------
                                                                                7,644,291
                                                                           --------------
COMPUTER STORAGE & PERIPHERALS  0.5%
Lexmark International, Inc., Class A (a)....................     10,927           661,739
SanDisk Corp. (a)...........................................     13,987           509,407
                                                                           --------------
                                                                                1,171,146
                                                                           --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS  1.3%
Caterpillar, Inc. ..........................................     10,430           671,901
Deere & Co. ................................................     14,182         1,537,612
Joy Global, Inc. ...........................................     13,555           601,029
Oshkosh Truck Corp. ........................................        149             7,994
                                                                           --------------
                                                                                2,818,536
                                                                           --------------

 10                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
CONSUMER FINANCE  0.8%
American Express Co. .......................................     14,220    $      808,691
AmeriCredit Corp. (a).......................................     18,006           439,707
Capital One Financial Corp. ................................      6,804           524,452
                                                                           --------------
                                                                                1,772,850
                                                                           --------------
DATA PROCESSING & OUTSOURCED SERVICES  0.5%
CheckFree Corp. (a).........................................      4,787           181,523
Computer Sciences Corp. (a).................................      1,023            54,147
Convergys Corp. (a).........................................     29,277           753,005
                                                                           --------------
                                                                                  988,675
                                                                           --------------
DEPARTMENT STORES  2.3%
Federated Department Stores, Inc. ..........................     47,471         2,120,055
J.C. Penney Co., Inc. ......................................     27,343         2,217,791
Nordstrom, Inc. ............................................     13,674           725,952
                                                                           --------------
                                                                                5,063,798
                                                                           --------------
DISTILLERS & VINTNERS  0.4%
MGP Ingredients, Inc. ......................................     40,357           800,683
                                                                           --------------

DIVERSIFIED BANKS  0.3%
Wachovia Corp. .............................................        299            16,556
Wells Fargo & Co. ..........................................     20,642           716,277
                                                                           --------------
                                                                                  732,833
                                                                           --------------
DIVERSIFIED CHEMICALS  0.3%
FMC Corp. ..................................................      8,681           638,661
                                                                           --------------

DIVERSIFIED METALS & MINING  1.2%
Phelps Dodge Corp. .........................................     10,057         1,256,220
Rio Tinto PLC--ADR (United Kingdom).........................      2,694           583,682
Southern Copper Corp. ......................................     10,932           769,613
                                                                           --------------
                                                                                2,609,515
                                                                           --------------
DRUG RETAIL  0.3%
CVS Corp. ..................................................     18,089           568,175
                                                                           --------------

ELECTRIC UTILITIES  1.0%
Duke Energy Corp. ..........................................     30,584           602,199
Exelon Corp. ...............................................     12,046           794,193
Pepco Holdings, Inc. .......................................     29,864           794,979
                                                                           --------------
                                                                                2,191,371
                                                                           --------------
ELECTRONIC EQUIPMENT MANUFACTURERS  0.5%
Tektronix, Inc. ............................................     20,996           600,695
Vishay Intertechnology, Inc. (a)............................     34,171           486,937
                                                                           --------------
                                                                                1,087,632
                                                                           --------------
ELECTRONIC MANUFACTURING SERVICES  0.4%
Jabil Circuit, Inc. ........................................     33,209           887,344
                                                                           --------------

FERTILIZERS & AGRICULTURAL CHEMICALS  0.3%
Monsanto Co. ...............................................     12,164           640,921
                                                                           --------------

See Notes to Financial Statements                                             11

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
FOOD RETAIL  1.1%
Safeway, Inc. ..............................................     34,147    $    1,180,462
SUPERVALU, Inc. ............................................     19,220           710,371
Whole Foods Market, Inc. ...................................     10,270           490,598
                                                                           --------------
                                                                                2,381,431
                                                                           --------------
FOOTWEAR  0.5%
NIKE, Inc., Class B.........................................      9,897         1,033,940
                                                                           --------------

HEALTH CARE DISTRIBUTORS  0.4%
Cardinal Health, Inc. ......................................     12,259           859,233
                                                                           --------------

HEALTH CARE EQUIPMENT  0.9%
Advanced Medical Optics, Inc. (a)...........................     28,521         1,099,199
Kinetic Concepts, Inc. (a)..................................     19,028           935,226
                                                                           --------------
                                                                                2,034,425
                                                                           --------------
HEALTH CARE SERVICES  1.0%
Express Scripts, Inc. (a)...................................      8,071           608,634
Quest Diagnostics, Inc. ....................................     30,372         1,549,579
                                                                           --------------
                                                                                2,158,213
                                                                           --------------
HOME FURNISHINGS  0.4%
Tempur-Pedic International, Inc. ...........................     39,202           975,738
                                                                           --------------

HOTELS, RESORTS & CRUISE LINES  0.4%
Marriott International, Inc., Class A.......................     20,121           963,997
                                                                           --------------

HOUSEHOLD APPLIANCES  0.0%
Whirlpool Corp. ............................................         66             5,822
                                                                           --------------

HOUSEHOLD PRODUCTS  1.2%
Energizer Holdings, Inc. (a)................................      7,687           660,467
Procter & Gamble Co. .......................................     29,710         1,886,288
                                                                           --------------
                                                                                2,546,755
                                                                           --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES  0.4%
Manpower, Inc. .............................................     11,540           857,422
                                                                           --------------

HYPERMARKETS & SUPER CENTERS  0.3%
Wal-Mart Stores, Inc. ......................................     15,339           740,874
                                                                           --------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS  0.3%
AES Corp. (a)...............................................     32,757           698,379
                                                                           --------------

INDUSTRIAL CONGLOMERATES  1.3%
General Electric Co. .......................................     82,455         2,879,329
                                                                           --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
INDUSTRIAL MACHINERY  0.2%
Danaher Corp. ..............................................      3,953    $      283,193
Timken Co. .................................................      6,429           183,741
                                                                           --------------
                                                                                  466,934
                                                                           --------------
INTEGRATED OIL & GAS  5.6%
Chevron Corp. ..............................................     29,363         2,014,595
ConocoPhillips..............................................     45,881         3,001,535
Exxon Mobil Corp. (c) ......................................     69,433         4,976,958
Hess Corp. .................................................     15,238           808,376
Marathon Oil Corp. .........................................     15,764         1,430,425
Royal Dutch Shell PLC--ADR (United Kingdom).................        645            41,932
                                                                           --------------
                                                                               12,273,821
                                                                           --------------
INTEGRATED TELECOMMUNICATION SERVICES  2.6%
AT&T, Inc. .................................................    118,233         4,350,974
Verizon Communications, Inc. ...............................     36,248         1,356,763
                                                                           --------------
                                                                                5,707,737
                                                                           --------------
INTERNET RETAIL  0.3%
Expedia, Inc. (a)...........................................     35,336           751,243
                                                                           --------------

INTERNET SOFTWARE & SERVICES  0.6%
eBay, Inc. (a)..............................................     38,036         1,219,434
VeriSign, Inc. (a)..........................................        100             2,530
Yahoo!, Inc. (a)............................................      1,445            44,593
                                                                           --------------
                                                                                1,266,557
                                                                           --------------
INVESTMENT BANKING & BROKERAGE  4.9%
Bear Stearns Cos., Inc. ....................................     12,321         1,875,749
E*TRADE Financial Corp. (a).................................     31,641           730,591
Goldman Sachs Group, Inc. ..................................     16,535         3,333,456
Lehman Brothers Holdings, Inc. .............................     31,876         2,336,511
Merrill Lynch & Co., Inc. ..................................     28,577         2,391,323
                                                                           --------------
                                                                               10,667,630
                                                                           --------------
IT CONSULTING & OTHER SERVICES  0.4%
Accenture Ltd., Class A (Bermuda)...........................     27,182           970,397
                                                                           --------------

LIFE & HEALTH INSURANCE  1.1%
Metlife, Inc. ..............................................     23,308         1,471,900
Prudential Financial, Inc. .................................     10,894           990,701
                                                                           --------------
                                                                                2,462,601
                                                                           --------------
LIFE SCIENCES TOOLS & SERVICES  0.8%
Thermo Fisher Scientific, Inc. (a)..........................     37,417         1,693,868
                                                                           --------------

MANAGED HEALTH CARE  3.5%
Aetna, Inc. ................................................      5,947           263,274
Coventry Health Care, Inc. (a)..............................        478            26,013
Health Net, Inc. (a)........................................     21,388         1,143,616

See Notes to Financial Statements                                             13

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
MANAGED HEALTH CARE (CONTINUED)
Humana, Inc. (a)............................................     23,179    $    1,387,031
UnitedHealth Group, Inc. ...................................     56,346         2,941,261
WellPoint, Inc. (a).........................................     23,697         1,881,305
                                                                           --------------
                                                                                7,642,500
                                                                           --------------
MORTGAGE REIT'S  0.4%
Capitalsource, Inc. ........................................     37,540           968,157
New Century Financial Corp. ................................        397             6,074
                                                                           --------------
                                                                                  974,231
                                                                           --------------
MOVIES & ENTERTAINMENT  1.3%
News Corp., Class A.........................................     48,360         1,089,551
Time Warner, Inc. ..........................................     45,888           933,821
Walt Disney Co. ............................................     24,878           852,320
                                                                           --------------
                                                                                2,875,692
                                                                           --------------
MULTI-LINE INSURANCE  1.8%
American Financial Group, Inc. .............................     26,082           912,870
American International Group, Inc. .........................     25,483         1,709,909
Loews Corp. ................................................     29,474         1,280,351
                                                                           --------------
                                                                                3,903,130
                                                                           --------------
OFFICE  0.0%
HRPT Properties Trust.......................................        867            11,202
                                                                           --------------

OIL & GAS DRILLING  0.4%
Nabors Industries Ltd. (Bermuda) (a)........................      5,109           153,066
Rowan Cos., Inc. ...........................................      4,420           135,384
Transocean, Inc. (Cayman Islands) (a).......................      8,669           664,739
                                                                           --------------
                                                                                  953,189
                                                                           --------------
OIL & GAS EQUIPMENT & SERVICES  0.7%
Halliburton Co. ............................................     13,883           428,707
National Oilwell Varco, Inc. (a)............................        100             6,964
Superior Energy Services, Inc. (a)..........................     26,068           798,984
Weatherford International Ltd. (Bermuda) (a)................      8,654           347,458
                                                                           --------------
                                                                                1,582,113
                                                                           --------------
OIL & GAS EXPLORATION & PRODUCTION  0.3%
Anadarko Petroleum Corp. ...................................     11,361           457,053
Chesapeake Energy Corp. ....................................      7,720           235,383
Devon Energy Corp. .........................................        116             7,622
                                                                           --------------
                                                                                  700,058
                                                                           --------------
OIL & GAS REFINING & MARKETING  0.8%
Valero Energy Corp. ........................................     29,356         1,692,373
                                                                           --------------

OIL & GAS STORAGE & TRANSPORTATION  0.7%
Overseas Shipholding Group, Inc. ...........................     19,057         1,154,473
Spectra Energy Corp. .......................................     14,931           384,175
                                                                           --------------
                                                                                1,538,648
                                                                           --------------

 14                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES  4.5%
Bank of America Corp. ......................................     85,796    $    4,364,442
Citigroup, Inc. ............................................     48,089         2,423,686
J.P. Morgan Chase & Co. ....................................     61,024         3,014,586
                                                                           --------------
                                                                                9,802,714
                                                                           --------------
PACKAGED FOODS & MEATS  0.7%
General Mills, Inc. ........................................     27,033         1,523,580
Hormel Foods Corp. .........................................         70             2,555
                                                                           --------------
                                                                                1,526,135
                                                                           --------------
PERSONAL PRODUCTS  0.4%
Estee Lauder Co., Inc., Class A.............................     17,662           845,657
                                                                           --------------

PHARMACEUTICALS  5.0%
Johnson & Johnson...........................................     51,154         3,225,260
Merck & Co., Inc. ..........................................     56,454         2,493,009
Mylan Laboratories, Inc. ...................................        453             9,590
Pfizer, Inc. ...............................................     54,348         1,356,526
Schering-Plough Corp. ......................................     53,777         1,262,684
Teva Pharmaceutical Industries Ltd.--ADR (Israel)...........     25,197           896,005
Wyeth.......................................................     33,550         1,641,266
                                                                           --------------
                                                                               10,884,340
                                                                           --------------
PROPERTY & CASUALTY INSURANCE  2.8%
Allstate Corp. .............................................     18,083         1,086,065
Chubb Corp. ................................................     23,280         1,188,444
CNA Financial Corp.--GDR (a)................................     15,604           640,700
Commerce Group, Inc. .......................................     23,625           677,329
Philadelphia Consolidated Holding Corp. (a).................     19,028           873,575
Travelers Cos., Inc. .......................................     32,822         1,666,045
                                                                           --------------
                                                                                6,132,158
                                                                           --------------
PUBLISHING  0.2%
Meredith Corp. .............................................      9,191           537,398
                                                                           --------------

RAILROADS  1.4%
Burlington Northern Santa Fe Corp. .........................     20,357         1,612,071
CSX Corp. ..................................................     36,003         1,356,233
                                                                           --------------
                                                                                2,968,304
                                                                           --------------
REGIONAL BANKS  0.8%
BB & T Corp. ...............................................      4,016           170,600
National City Corp. ........................................     42,338         1,602,493
SunTrust Banks, Inc. .......................................        100             8,431
                                                                           --------------
                                                                                1,781,524
                                                                           --------------
RESIDENTIAL REIT'S  0.4%
Archstone-Smith Trust.......................................     14,153           798,371
                                                                           --------------

RESTAURANTS  1.8%
Cheesecake Factory, Inc. (a)................................      1,186            32,366
Darden Restaurants, Inc. ...................................      2,155            88,269

See Notes to Financial Statements                                             15

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
RESTAURANTS (CONTINUED)
McDonald's Corp. ...........................................     51,182    $    2,237,677
Panera Bread Co., Class A (a)...............................     10,562           646,711
Starbucks Corp. (a).........................................     14,927           461,244
Yum! Brands, Inc. ..........................................     10,259           594,407
                                                                           --------------
                                                                                4,060,674
                                                                           --------------
SEMICONDUCTOR EQUIPMENT  0.3%
Applied Materials, Inc. ....................................     33,675           625,345
Novellus Systems, Inc. (a)..................................        152             4,894
                                                                           --------------
                                                                                  630,239
                                                                           --------------
SEMICONDUCTORS  1.3%
Broadcom Corp., Class A (a).................................      2,704            92,179
Intel Corp. ................................................     51,667         1,025,590
Micron Technology, Inc. (a).................................     43,454           515,365
Texas Instruments, Inc. ....................................     34,623         1,071,928
Xilinx, Inc. ...............................................      7,431           190,382
                                                                           --------------
                                                                                2,895,444
                                                                           --------------
SOFT DRINKS  0.5%
Hansen Natural Corp. (a)....................................     18,057           631,995
Pepsi Bottling Group, Inc. .................................     14,598           452,538
                                                                           --------------
                                                                                1,084,533
                                                                           --------------
SPECIALIZED FINANCE  1.4%
Chicago Mercantile Exchange Holdings, Inc. .................      3,332         1,796,381
CIT Group, Inc. ............................................     13,045           736,651
Nasdaq Stock Market, Inc. (a)...............................     18,950           567,174
                                                                           --------------
                                                                                3,100,206
                                                                           --------------
SPECIALTY STORES  0.3%
Barnes & Noble, Inc. .......................................        360            14,738
Office Depot, Inc. (a)......................................      5,083           169,569
Staples, Inc. ..............................................     20,353           529,585
                                                                           --------------
                                                                                  713,892
                                                                           --------------
STEEL  0.4%
United States Steel Corp. ..................................      9,728           862,095
                                                                           --------------

SYSTEMS SOFTWARE  1.7%
Microsoft Corp. ............................................     87,798         2,473,269
Oracle Corp. (a)............................................     82,174         1,350,119
                                                                           --------------
                                                                                3,823,388
                                                                           --------------
THRIFTS & MORTGAGE FINANCE  1.3%
Fannie Mae..................................................     22,945         1,301,670
IndyMac Bancorp, Inc. ......................................      6,976           239,486
MGIC Investment Corp. ......................................      1,005            60,652
Radian Group, Inc. .........................................     11,524           662,054
Washington Mutual, Inc. ....................................     15,001           646,243
                                                                           --------------
                                                                                2,910,105
                                                                           --------------
TOBACCO  2.7%
Altria Group, Inc. .........................................     43,101         3,632,552

 16                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
TOBACCO (CONTINUED)
Loews Corp.--Carolina Group.................................     24,124    $    1,737,652
Reynolds American, Inc. ....................................      9,247           564,529
                                                                           --------------
                                                                                5,934,733
                                                                           --------------
TRADING COMPANIES & DISTRIBUTORS  0.1%
WESCO International, Inc. (a)...............................      3,268           218,074
                                                                           --------------

EXCHANGE TRADED FUND  1.0%
Semiconductor HOLDRs Trust..................................      3,268         2,162,040
                                                                           --------------

TOTAL LONG-TERM INVESTMENTS (B)  94.3%
  (Cost $206,529,933)...................................................      207,254,423
                                                                           --------------

REPURCHASE AGREEMENTS  4.3%
Citigroup Global Markets, Inc. ($2,050,517 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.27%, dated 02/28/07, to be sold on 03/01/07 at $2,050,817)..........        2,050,517
State Street Bank & Trust Co. ($7,281,483 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.12%, dated 02/28/07, to be sold on 03/01/07 at $7,282,518)..........        7,281,483
                                                                           --------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $9,332,000).....................................................        9,332,000
                                                                           --------------

TOTAL INVESTMENTS  98.6%
  (Cost $215,861,933)...................................................      216,586,423
OTHER ASSETS IN EXCESS OF LIABILITIES  1.7%.............................        3,700,349
WRITTEN OPTIONS   (0.3%)................................................         (600,986)
                                                                           --------------

NET ASSETS  100.0%......................................................   $  219,685,786
                                                                           ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) The Fund may designate up to 100% of its common stock investments to cover outstanding call options.

(c) All or a portion of this security has been physically segregated in connection with open futures contracts.

ADR--American Depositary Receipt

GDR--Global Depositary Receipt

See Notes to Financial Statements                                             17

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

FUTURES CONTRACTS OUTSTANDING AS OF FEBRUARY 28, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
S&P Mini 500 Index Futures, March 2007 (Current
  Notional Value of $70,445 per contract)...................     100         $ (26,525)
                                                              ------         ---------

WRITTEN OPTIONS OUTSTANDING AS OF FEBRUARY 28, 2007:

                                                             NUMBER
                                 EXERCISE     EXPIRATION       OF
NAME OF ISSUER                    PRICE          DATE       CONTRACTS      PREMIUM       VALUE
------------------------------------------------------------------------------------------------
Call--Basket--Accenture Ltd.,
  Altria Group, Inc., Archer-
  Daniels-Midland Co., Estee
  Lauder Co., Inc., General
  Mills, Inc., Intel Corp.,
  Procter & Gamble Co.,
  Safeway, Inc. and Tellabs,
  Inc. (OTC)                    $  100.700     03/27/07      130,850     $  (100,755)  $ (51,965)
Call--Basket--Advanced Medical
  Optics, Inc., Comcast Corp.,
  Deere & Co., Federated
  Department Stores, Inc.,
  General Electric Co., J.C.
  Penny Co., Inc., McDonald's
  Corp., Schering-Plough Corp.
  and United Technologies
  Corp. (OTC)                      101.100     03/27/07      159,492        (129,189)    (49,443)
Call--Basket--American Eagle
  Outfitters, Inc., Amgen,
  Inc., Best Buy Co., Inc.,
  Cardinal Health, Inc.,
  Honeywell International,
  Inc., Manpower, Inc.,
  Southern Copper Corp.,
  Tempur-Pedic International,
  Inc. and Teva Pharmaceutical
  Industries Ltd. (OTC)            101.300     03/27/07       78,270         (72,009)    (31,833)
Call--Basket--American
  Financial Group, Inc., Chubb
  Corp., Coach, Inc., Hess
  Corp., Marriott
  International, Inc.,
  Metlife, Inc., Prudential
  Finance, Inc., Superior
  Energy Services, Inc. and
  Walt Disney Co. (OTC)            101.000     03/27/07       82,841         (80,356)    (34,845)

 18                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

                                                             NUMBER
                                 EXERCISE     EXPIRATION       OF
NAME OF ISSUER                    PRICE          DATE       CONTRACTS      PREMIUM       VALUE
------------------------------------------------------------------------------------------------
Call--Basket--American
  International Group., Inc.,
  Burlington Northern Santa Fe
  Corp., CSX Corp., Hewlett-
  Packard Co., Loews Corp.,
  Loews Corp.--Carolina Group,
  The Men's Wearhouse, Inc.
  and News Corp. (OTC)          $  101.000     03/27/07      133,519     $  (134,854)  $ (79,641)
Call--Basket--Archstone-Smith
  Trust, Caterpillar, Inc.,
  CIT Group, Inc., Citigroup,
  Inc., Convergys Corp.,
  E*TRADE Financial Corp.,
  Jabil Circuit, Inc.,
  National City Corp. and
  United Parcel Service, Inc.
  (OTC)                            101.300     03/27/07       90,178         (69,437)    (26,553)
Call--Basket--AT & T, Inc.,
  Boeing Co., Genentech, Inc.,
  General Dynamics Corp.,
  Gilead Sciences, Inc.,
  Raytheon Co. and Texas
  Instruments, Inc. (OTC)          101.400     03/27/07       60,686         (49,763)    (18,491)
Call--Basket--AT & T, Inc.,
  ConocoPhillips, Exxon Mobil
  Corp., J.P. Morgan Chase &
  Co., Lehman Brothers
  Holdings, Inc. and Verizon
  Communications, Inc. (OTC)       101.300     03/27/07      158,634        (134,839)    (41,990)
Call--Basket--Bear Stearns
  Cos., Inc., Chevron Corp.,
  Cisco Systems, Inc., Goldman
  Sachs Group, Inc., Marathon
  Oil Corp., Merrill Lynch &
  Co., Inc., Microsoft Corp.
  and Valero Energy Corp.
  (OTC)                            101.800     03/27/07      160,535        (133,244)    (32,107)
Call--Basket--Capitalsource,
  Inc., Corning, Inc., eBay,
  Inc., Fannie Mae,
  International Business
  Machines Corp., Oracle
  Corp., Overseas Shipholding
  Group, Inc. and United
  States Steel Corp. (OTC)         101.000     03/27/07      122,308         (96,623)    (32,828)

See Notes to Financial Statements                                             19

VAN KAMPEN EQUITY PREMIUM INCOME FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

                                                             NUMBER
                                 EXERCISE     EXPIRATION       OF
NAME OF ISSUER                    PRICE          DATE       CONTRACTS      PREMIUM       VALUE
------------------------------------------------------------------------------------------------
Call--Basket--Cisco Systems,
  Inc., Exxon Mobil Corp.,
  Health Net, Inc., Kinetic
  Concepts, Inc., Lockheed
  Martin Corp. and Phelps
  Dodge Corp.
  (OTC)                         $  101.000     03/27/07       70,528     $   (52,896)  $ (52,896)
Call--Basket--CVS Corp.,
  Expedia, Inc., Exxon Mobil
  Corp., Halliburton Co.,
  Harrah's Entertainment,
  Inc., MGP Ingredients, Inc.,
  Polo Ralph Lauren Corp.,
  Transocean, Inc. and Wal-
  Mart Stores, Inc. (OTC)          102.500     03/27/07       56,643         (45,881)    (31,431)
Call--Basket--Humana, Inc.,
  Johnson & Johnson, Merck &
  Co., Inc., Pfizer, Inc.,
  Quest Diagnostics, Inc.,
  Thermo Fisher Scientific,
  Inc., UnitedHealth Group,
  Inc., WellPoint, Inc. and
  Wyeth (OTC)                      100.600     03/27/07      180,129        (145,904)    (89,650)
Call--Semiconductor HOLDR's
  Trust (OTC)                       36.380     03/27/07       62,850         (27,082)    (13,073)
Call--S & P 500 Index March      1,455.000     03/17/07           89        (137,683)    (14,240)
                                                                         -----------   ---------
                                                                         $(1,410,515)  $(600,986)
                                                                         ===========   =========

OTC--Over the Counter

 20                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $215,861,933).......................  $216,586,423
Cash........................................................           118
Receivables:
 Investments Sold...........................................    11,910,420
 Fund Shares Sold...........................................     8,926,865
 Options Written............................................     1,177,188
 Dividends..................................................       333,530
 Interest...................................................         1,336
Unamortized Offering Costs..................................        57,869
Other.......................................................         2,541
                                                              ------------
   Total Assets.............................................   238,996,290
                                                              ------------
LIABILITIES:
Payables:
 Investments Purchased......................................    17,684,016
 Options written, at value (premiums received of
   $1,410,515)..............................................       600,986
 Income and Capital Gains Distributions.....................       361,787
 Fund Shares Repurchased....................................       285,575
 Distributor and Affiliates.................................       107,585
 Investment Advisory Fee....................................        98,175
 Variation Margin on Futures................................        26,525
Trustees' Deferred Compensation and Retirement Plans........        10,994
Accrued Expenses............................................       134,861
                                                              ------------
   Total Liabilities........................................    19,310,504
                                                              ------------
NET ASSETS..................................................  $219,685,786
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.001 per share with an unlimited
 number of shares authorized)...............................  $217,800,753
Net Unrealized Appreciation.................................     1,507,494
Accumulated Undistributed Net Investment Income.............       110,492
Accumulated Net Realized Gain...............................       267,047
                                                              ------------
NET ASSETS..................................................  $219,685,786
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
 Class A Shares:
   Net asset value and redemption price per share (Based on
   net assets of $127,655,773 and 11,947,156 shares of
   beneficial interest issued and outstanding)..............  $      10.69
   Maximum sales charge (5.75%* of offering price)..........          0.65
                                                              ------------
   Maximum offering price to public.........................  $      11.34
                                                              ============
 Class B Shares:
   Net asset value and offering price per share (Based on
   net assets of $15,550,664 and 1,459,705 shares of
   beneficial interest issued and outstanding)..............  $      10.65
                                                              ============
 Class C Shares:
   Net asset value and offering price per share (Based on
   net assets of $75,327,452 and 7,070,025 shares of
   beneficial interest issued and outstanding)..............  $      10.65
                                                              ============
 Class I Shares:
   Net asset value and offering price per share (Based on
   net assets of $1,151,897 and 107,831 shares of beneficial
   interest issued and outstanding).........................  $      10.68
                                                              ============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             21

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 28, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $1,125)......  $  981,997
Interest....................................................     116,552
                                                              ----------
  Total Income..............................................   1,098,549
                                                              ----------
EXPENSES:
Investment Advisory Fee.....................................     441,082
Distribution (12b-1) and Service Fees
  Class A...................................................      93,787
  Class B...................................................      50,108
  Class C...................................................     194,056
Custody.....................................................      98,403
Offering Costs..............................................      89,028
Registration Fees...........................................      72,044
Transfer Agent Fees.........................................      43,994
Professional Fees...........................................      34,091
Accounting and Administrative Expenses......................      32,068
Reports to Shareholders.....................................      26,950
Trustees' Fees and Related Expenses.........................      14,318
Other.......................................................       4,878
                                                              ----------
  Total Expenses............................................   1,194,807
  Investment Advisory Fee Reduction.........................     220,827
  Less Credits Earned on Cash Balances......................      12,214
                                                              ----------
  Net Expenses..............................................     961,766
                                                              ----------
NET INVESTMENT INCOME.......................................  $  136,783
                                                              ==========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $6,961,495
  Futures...................................................      79,641
  Options...................................................  (2,333,888)
                                                              ----------
Net Realized Gain...........................................   4,707,248
                                                              ----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     623,206
                                                              ----------
  End of the Period:
    Investments.............................................     724,490
    Options.................................................     809,529
    Futures.................................................     (26,525)
                                                              ----------
                                                               1,507,494
                                                              ----------
NET UNREALIZED APPRECIATION DURING THE PERIOD...............     884,288
                                                              ----------
NET REALIZED AND UNREALIZED GAIN............................  $5,591,536
                                                              ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $5,728,319
                                                              ==========

 22                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                               FOR THE PERIOD
                                                                                JUNE 26, 2006
                                                            FOR THE SIX         (COMMENCEMENT
                                                           MONTHS ENDED       OF OPERATIONS) TO
                                                         FEBRUARY 28, 2007     AUGUST 31, 2006
                                                         --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................    $    136,783          $    42,914
Net Realized Gain......................................       4,707,248              284,990
Net Unrealized Appreciation During the Period..........         884,288              623,206
                                                           ------------          -----------
Change in Net Assets from Operations...................       5,728,319              951,110
                                                           ------------          -----------

Distributions from Net Investment Income:
  Class A Shares.......................................        (137,822)             (32,368)
  Class B Shares.......................................            (814)              (2,050)
  Class C Shares.......................................          (4,447)              (6,351)
  Class I Shares.......................................          (3,652)              (3,825)
                                                           ------------          -----------
                                                               (146,735)             (44,594)
                                                           ------------          -----------

Distributions from Net Realized Gain:
  Class A Shares.......................................      (2,637,724)            (151,222)
  Class B Shares.......................................        (344,336)             (32,242)
  Class C Shares.......................................      (1,413,902)             (66,358)
  Class I Shares.......................................         (61,059)             (18,348)
                                                           ------------          -----------
                                                             (4,457,021)            (268,170)
                                                           ------------          -----------
Total Distributions....................................      (4,603,756)            (312,764)
                                                           ------------          -----------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....       1,124,563              638,346
                                                           ------------          -----------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................     182,597,098           51,772,204
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................       3,195,720              256,547
Cost of Shares Repurchased.............................     (19,641,740)            (256,952)
                                                           ------------          -----------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....     166,151,078           51,771,799
                                                           ------------          -----------
TOTAL INCREASE IN NET ASSETS...........................     167,275,641           52,410,145
NET ASSETS:
Beginning of the Period................................      52,410,145                  -0-
                                                           ------------          -----------
End of the Period (Including accumulated undistributed
  net investment income of $110,492 and $120,444,
  respectively)........................................    $219,685,786          $52,410,145
                                                           ============          ===========

See Notes to Financial Statements                                             23

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                              SIX MONTHS       JUNE 26, 2006
CLASS A SHARES                                                  ENDED          (COMMENCEMENT
                                                             FEBRUARY 28,    OF OPERATIONS) TO
                                                                 2007         AUGUST 31, 2006
                                                             ---------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $10.29            $10.00
                                                                ------            ------
  Net Investment Income (a).................................      0.03              0.01
  Net Realized and Unrealized Gain..........................      0.72              0.36
                                                                ------            ------
Total from Investment Operations............................      0.75             10.37
                                                                ------            ------
Less:
  Distributions from Net Investment Income..................      0.02              0.01
  Distributions from Net Realized Gain......................      0.33              0.07
                                                                ------            ------
Total Distributions.........................................      0.35              0.08
                                                                ------            ------
NET ASSET VALUE, END OF THE PERIOD..........................    $10.69            $10.29
                                                                ======            ======

Total Return*(b)............................................     7.31%**           3.75%**
Net Assets at End of the Period (In millions)...............    $127.7            $ 31.2
Ratio of Expenses to Average Net Assets* (c)................     1.26%             1.24%
Ratio of Net Investment Income to Average Net Assets*.......     0.50%             1.32%
Portfolio Turnover..........................................       51%**             26%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)..............     1.61%             4.35%
   Ratio of Net Investment Income/Loss to Average Net
     Assets.................................................     0.14%            (1.79%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charge were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended February 28, 2007.

 24                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                              SIX MONTHS       JUNE 26, 2006
CLASS B SHARES                                                  ENDED          (COMMENCEMENT
                                                             FEBRUARY 28,    OF OPERATIONS) TO
                                                                 2007         AUGUST 31, 2006
                                                             ---------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................   $ 10.28            $10.00
                                                               -------            ------
  Net Investment Income/Loss (a)............................     (0.01)             0.01
  Net Realized and Unrealized Gain..........................      0.72              0.34
                                                               -------            ------
Total from Investment Operations............................      0.71             10.35
                                                               -------            ------
Less:
  Distributions from Net Investment Income..................      0.01              0.00(b)
  Distributions from Net Realized Gain......................      0.33              0.07
                                                               -------            ------
Total Distributions.........................................      0.34              0.07
                                                               -------            ------
NET ASSET VALUE, END OF THE PERIOD..........................   $ 10.65            $10.28
                                                               =======            ======

Total Return*(c)............................................     6.87%**           3.56%**
Net Assets at End of the Period (In millions)...............   $  15.6            $  5.5
Ratio of Expenses to Average Net Assets* (d)................     2.01%             1.99%
Ratio of Net Investment Income/Loss to Average Net
  Assets*...................................................    (0.25%)            0.37%
Portfolio Turnover..........................................       51%**             26%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (d)..............     2.36%             5.10%
   Ratio of Net Investment Loss to Average Net Assets.......    (0.60%)           (2.74%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $0.01 per share.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended February 28, 2007.

See Notes to Financial Statements                                             25

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                              SIX MONTHS       JUNE 26, 2006
CLASS C SHARES                                                  ENDED          (COMMENCEMENT
                                                             FEBRUARY 28,    OF OPERATIONS) TO
                                                                 2007         AUGUST 31, 2006
                                                             ---------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................   $ 10.28            $10.00
                                                               -------            ------
  Net Investment Income/Loss (a)............................     (0.01)             0.01
  Net Realized and Unrealized Gain..........................      0.71              0.35
                                                               -------            ------
Total from Investment Operations............................      0.70             10.36
                                                               -------            ------
Less:
  Distributions from Net Investment Income..................      0.00(b)           0.01
  Distributions from Net Realized Gain......................      0.33              0.07
                                                               -------            ------
Total Distributions.........................................      0.33              0.08
                                                               -------            ------
NET ASSET VALUE, END OF THE PERIOD..........................   $ 10.65            $10.28
                                                               =======            ======

Total Return*(c)............................................     6.97%**           3.57%**
Net Assets at End of the Period (In millions)...............   $  75.3            $ 13.0
Ratio of Expenses to Average Net Assets* (d)................     2.01%             1.99%
Ratio of Net Investment Income/Loss to Average Net
  Assets*...................................................    (0.23%)            0.46%
Portfolio Turnover..........................................       51%**             26%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (d)..............     2.36%             5.10%
   Ratio of Net Investment Loss to Average Net Assets.......    (0.57%)           (2.65%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Amount is less than $0.01 per share.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended February 28, 2007.

 26                                            See Notes to Financial Statements

VAN KAMPEN EQUITY PREMIUM INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                              SIX MONTHS       JUNE 26, 2006
CLASS I SHARES                                                  ENDED          (COMMENCEMENT
                                                             FEBRUARY 28,    OF OPERATIONS) TO
                                                                 2007         AUGUST 31, 2006
                                                             ---------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $10.29            $10.00
                                                                ------            ------
  Net Investment Income (a).................................      0.04              0.02
  Net Realized and Unrealized Gain..........................      0.70              0.35
                                                                ------            ------
Total from Investment Operations............................      0.74             10.37
                                                                ------            ------
Less:
  Distributions from Net Investment Income..................      0.02              0.01
  Distributions from Net Realized Gain......................      0.33              0.07
                                                                ------            ------
Total Distributions.........................................      0.35              0.08
                                                                ------            ------
NET ASSET VALUE, END OF THE PERIOD..........................    $10.68            $10.29
                                                                ======            ======

Total Return* (b)...........................................     7.27%**           3.77%**
Net Assets at End of the Period (In millions)...............    $  1.2            $  2.7
Ratio of Expenses to Average Net Assets* (c)................     1.01%             0.99%
Ratio of Net Investment Income to Average Net Assets*.......     0.68%             1.33%
Portfolio Turnover..........................................       51%**             26%**
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets (c)..............     1.36%             4.10%
   Ratio of Net Investment Income/Loss to Average Net
     Assets.................................................     0.32%            (1.78%)

**  Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by .02% for the period ended February 28, 2007.

See Notes to Financial Statements                                             27

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

The Van Kampen Equity Premium Income Fund (the "Fund") is organized as a series of the Van Kampen Equity Trust II (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek current income and long-term capital appreciation. The Fund invests primarily in a portfolio of equity securities of U.S. issuers and utilizes an option writing strategy to enhance current distributions. The Fund commenced operations on June 26, 2006. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked price. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Options are valued at the last sale price. Future contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser"), or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares except for

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    At February 28, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $215,862,063
                                                              ============
Gross tax unrealized appreciation...........................  $  5,211,828
Gross tax unrealized depreciation...........................    (4,487,468)
                                                              ------------
Net tax unrealized appreciation on investments..............  $    724,360
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays monthly dividends from investment company taxable income, which generally includes qualified dividend income, ordinary income and short-term capital gains, including a portion of premiums received from written options. Realized short-term gains are considered ordinary income for tax purposes. Net realized long-term capital gains, if any, are distributed at least annually.

    The tax character of distributions paid during the fiscal period ended August 31, 2006 was as follows:

Distribution paid from:
Ordinary income.............................................  $269,552

    As of August 31, 2006, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................  $315,554

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. OFFERING COSTS Offering costs are amortized, on a straight-line basis, over a twelve-month period.

G. EXPENSE REDUCTIONS During the six months ended February 28, 2007, the Fund's custody fee was reduced by $12,214 as a result of credits earned on cash balances.

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .70%
Next $500 million...........................................     .65%
Over $1 billion.............................................     .60%

    For the six months ended February 28, 2007, the Adviser waived approximately $220,800 of its advisory fees. The Adviser has agreed to waive all expenses in excess of 1.24% of Class A average net assets, 1.99% of Class B average net assets, 1.99% of Class C average net assets and .99% of Class I average net assets. This waiver is voluntary and can be discontinued at any time after August 31, 2007.

    For the six months ended February 28, 2007, the Fund recognized expenses of approximately $600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2007, the Fund recognized expenses of approximately $26,200 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2007, the Fund recognized expenses of approximately $40,600 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and trustees of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $2,457 are included in "Other" assets on the Statement of Assets and Liabilities at February 28, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 28, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $305,200 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $13,900. Sales charges do not represent expenses of the Fund.

    At February 28, 2007, Morgan Stanley Investment Management, Inc., an affiliate of the Adviser, owned 9,300 shares of Class B and 9,300 shares of Class I.

3. CAPITAL TRANSACTIONS

For the six months ended February 28, 2007 and the period ended August 31, 2006, transactions were as follows:

                                                FOR THE                      FOR THE
                                            SIX MONTHS ENDED               PERIOD ENDED
                                           FEBRUARY 28, 2007             AUGUST 31, 2006
                                       --------------------------    ------------------------
                                         SHARES         VALUE         SHARES         VALUE
Sales:
  Class A............................   9,668,325    $103,805,389    3,030,893    $30,879,134
  Class B............................   1,185,930      12,727,937      532,719      5,376,096
  Class C............................   6,064,539      65,126,368    1,271,517     12,911,974
  Class I............................      87,428         937,404      260,186      2,605,000
                                       ----------    ------------    ---------    -----------
Total Sales..........................  17,006,222    $182,597,098    5,095,315    $51,772,204
                                       ==========    ============    =========    ===========
Dividend Reinvestment:
  Class A............................     195,406    $  2,092,504       14,904    $   152,976
  Class B............................      21,213         226,336        2,736         28,016
  Class C............................      78,623         840,649        5,256         53,842
  Class I............................       3,424          36,231        2,120         21,713
                                       ----------    ------------    ---------    -----------
Total Dividend Reinvestment..........     298,666    $  3,195,720       25,016    $   256,547
                                       ==========    ============    =========    ===========
Repurchases:
  Class A............................    (947,392)   $(10,262,940)     (14,980)   $  (153,558)
  Class B............................    (282,880)     (3,052,783)         (13)          (130)
  Class C............................    (339,809)     (3,669,124)     (10,101)      (103,264)
  Class I............................    (245,327)     (2,656,893)         -0-            -0-
                                       ----------    ------------    ---------    -----------
Total Repurchases....................  (1,815,408)   $(19,641,740)     (25,094)   $  (256,952)
                                       ==========    ============    =========    ===========

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the six months ended February 28, 2007, the Fund received redemption fees of $10 which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $215,821,560 and $63,311,920, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, including to earn income, to facilitate portfolio management and to mitigate risks. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract. Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on stock indices and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended February 28, 2007, were as follows:

                                                              CONTRACTS
Outstanding at August 31, 2006..............................       42
Futures Opened..............................................    2,426
Futures Closed..............................................   (2,368)
                                                               ------
Outstanding at February 28, 2007............................      100
                                                               ======

B. OPTION CONTRACTS The Fund may write call and put options on stock indices, futures, securities, or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains.

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying stock indices, futures, securities or currency transactions to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

    Transactions in written call options were as follows:

                                                      NUMBER OF CONTRACTS    PREMIUM RECEIVED
Options outstanding at August 31, 2006..............             297           $   332,639
Options written.....................................       6,752,811             5,893,380
Options terminated in closing purchase
  transactions......................................            (322)             (354,384)
Options exercised...................................      (1,628,984)           (2,917,486)
Options expired.....................................      (3,576,250)           (1,543,634)
                                                          ----------           -----------
Options outstanding at February 28, 2007............       1,547,552           $ 1,410,515
                                                          ==========           ===========

7. DISTRIBUTIONS AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $412,400 and $415,600 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to

VAN KAMPEN EQUITY PREMIUM INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the funds last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on February 29, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN EQUITY PREMIUM INCOME FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Equity Premium Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Equity Premium Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Equity Premium Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                            110, 210, 310, 610
                                                                   EPISAR 4/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-00240P-Y02/07

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Equity Trust II


By: /s/ Ronald E. Robison
    --------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    --------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2007


By: /s/ James W. Garrett
    --------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: April 19, 2007